As filed with the Securities and Exchange Commission on June 8, 2009
                                     Investment Company Act File number 811-8312

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                Daily Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Joseph Jerkovich
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
Daily                                                           600 Fifth Avenue
Income                                                        New York, NY 10020
Fund                                                               (212)830-5200
================================================================================










                                 Annual
                                 Report
                              March 31, 2009

                  [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
                          DAILY INCOME FUND
                          TABLE OF CONTENTS

================================================================================

Shareholder Letter                                  4                           Municipal Portfolio

Money Market Portfolio                                                               Expense Chart                                43

     Expense Chart                                  5                                Schedule of Investments                      45

     Schedule of Investments                        7                                Statement of Assets and Liabilities          57

     Statement of Assets and Liabilities           15                                Statement of Operations                      58

     Statement of Operations                       16                                Statements of Changes in Net Assets          59

     Statements of Changes in Net Assets           17                                Financial Highlights                         60

     Financial Highlights                          18                           Notes to Financial Statements                     64

                                                                                Report of Independent Registered Public
U.S Treasury Portfolio                                                          Accounting Firm                                   76

     Expense Chart                                 23                           Additional Information                            77

     Schedule of Investments                       25                           Board Approval of Investment
                                                                                Management Contract                               78
     Statement of Assets and Liabilities           27
                                                                                Trustees and Officers Information                 80
     Statement of Operations                       28

     Statements of Changes in Net Assets           29

     Financial Highlights                          30


U.S. Government Portfolio

     Expense Chart                                 34

     Schedule of Investments                       35

     Statement of Assets and Liabilities           37

     Statement of Operations                       38

     Statements of Changes in Net Assets           39

     Financial Highlights                          40



--------------------------------------------------------------------------------
DAILY INCOME FUND
SHAREHOLDER LETTER



================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equi7ty, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,
\s\Michael P. Lydon



Michael P. Lydon
President

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value     Expenses Paid        Annualized
   Class Shares ("Pinnacle Shares")       Value 10/01/08          03/31/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,010.20               $1.25               0.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,023.68               $1.26               0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares    Beginning Account   Ending Account Value     Expenses Paid        Annualized
   ("Institutional Service Shares")       Value 10/01/08          03/31/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,009.00               $2.50               0.50%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,022.44               $2.52               0.50%
 ---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value     Expenses Paid        Annualized
          ("Investor Shares")             Value 10/01/08          03/31/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,008.00               $3.50               0.70%
---------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before expenses)   $1,000.00            $1,021.44               $3.53               0.70%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value     Expenses Paid        Annualized
     ("Short Term Income Shares")         Value 10/01/08          03/31/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,006.50               $4.95               0.99%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,020.00               $4.99               0.99%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------------------------------------
         Retail Class Shares          Beginning Account  Ending Account Value     Expenses Paid           Annualized
          ("Retail Shares")             Value 10/01/08         03/31/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,006.20               $5.25                 1.05%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00           $1,019.70               $5.29                 1.05%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

   Advantage Primary Liquidity Fund   Beginning Account  Ending Account Value     Expenses Paid           Annualized
         ("Advantage Shares")           Value 10/01/08         03/31/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,006.10               $5.35                 1.07%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00           $1,019.60               $5.39                 1.07%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

       money market Xpress Fund       Beginning Account  Ending Account Value     Expenses Paid           Annualized
          ("Xpress Shares")             Value 10/01/08         03/31/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,005.00               $6.45                 1.29%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00           $1,018.45               $6.49                 1.29%
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (October
    1, 2008 through March 31, 2009), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Eurodollar Certificates of Deposit (9.66%)
------------------------------------------------------------------------------------------------------------------------------------
$  125,000,000  Credit Agricole Indosuez                                        06/05/09      1.30%    $  125,002,249
   125,000,000  Credit Industriel et Commerical                                 05/19/09      1.06        125,001,663
   100,000,000  HSBC Bank PLC                                                   06/22/09      1.03        100,000,000
   100,000,000  Norddeutsche Landesbank Girozentrale                            04/22/09      1.17        100,000,582
--------------                                                                                         --------------
   450,000,000  Total Eurodollar Certificates of Deposit                                                  450,004,494
--------------                                                                                         --------------
Foreign Commercial Paper (2.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Anglo Irish Bank Corporation PLC (1)                            05/05/09      1.54%    $   99,855,500
--------------                                                                                         --------------
   100,000,000  Total Foreign Commercial Paper                                                             99,855,500
--------------                                                                                         --------------
Letter of Credit Commercial Paper (6.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  ICICI Bank Ltd.
                LOC Bank of America, N.A.                                       04/07/09      1.53%    $   39,989,867
    30,000,000  ICICI Bank Ltd.
                LOC Bank of America, N.A.                                       04/21/09      1.28         29,978,666
   100,000,000  ICICI Bank Ltd.
                LOC Bank of America, N.A.                                       05/20/09      1.35         99,816,250
    19,000,000  ICICI Bank Ltd.
                LOC Bank of America, N.A.                                       06/09/09      1.45         18,947,196
    45,112,000  Louis Dreyfus Corporation
                LOC Calyon                                                      04/24/09      1.41         45,071,650
    28,000,000  Medical Building Funding IX, LLC
                LOC KBC Bank/Bank of Nova Scotia                                04/09/09      3.00         28,000,000
    58,700,000  Vermont EDA Economic Development Capitalization Program-Series A
                LOC Calyon                                                      04/21/09      1.05         58,700,000
--------------                                                                                         --------------
   320,812,000  Total Letter of Credit Commercial Paper                                                   320,503,629
--------------                                                                                         --------------
Loan Participations (5.05%)
------------------------------------------------------------------------------------------------------------------------------------
$  135,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  05/12/09      1.50%    $  135,000,000
   100,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  05/13/09      1.55        100,000,000
--------------                                                                                         --------------
   235,000,000  Total Loan Participations                                                                 235,000,000
--------------                                                                                         --------------
Repurchase Agreement (3.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 03/31/09, repurchase proceeds at maturity $150,001,583 (Collateralized by $205,884,584
                FHLMC, 1.11% to 6.00%, due 07/15/24 to 04/15/36,
                value $157,182,840,FNMA, 1.06%, due 05/25/36, value $317,161)   04/01/09      0.38%    $  150,000,000
--------------                                                                                         --------------
   150,000,000  Total Repurchase Agreement                                                                150,000,000
--------------                                                                                         --------------
Time Deposit (9.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  220,000,000  BNP Paribas                                                     04/01/09      0.24%    $  220,000,000
   217,000,000  National Bank of Canada                                         04/01/09      0.25        217,000,000
    15,000,000  Royal Bank of Canada                                            04/01/09      0.20         15,000,000
--------------                                                                                         --------------
   452,000,000  Total Time Deposit                                                                        452,000,000
--------------                                                                                         --------------

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (8.60%) (2)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  1212 Jackson LLC - Series 2004
                LOC Fifth Third Bank                                            09/01/24      4.10%    $    2,000,000
     1,785,000  1800 Indian Wood Ltd. - Series 2005
                LOC Fifth Third Bank                                            04/01/26      4.10          1,785,000
     1,545,000  2150 Investment Company - Series 1997
                LOC Fifth Third Bank                                            02/01/17      4.10          1,545,000
     4,060,000  A&M Associates Project - Series 2002
                LOC U.S. Bank, N.A.                                             12/01/34      2.32          4,060,000
       800,000  Atlantic Tool & Die Company - Series 1996
                LOC Key Bank, N.A.                                              12/01/11      1.90            800,000
     1,455,000  Atlantic Tool & Die Company - Series 2002
                LOC Key Bank, N.A.                                              03/01/17      1.90          1,455,000
     1,678,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                             08/01/20      3.00          1,678,000
     1,030,000  Bank of Kentucky Building, LLC - Series 1999
                LOC U.S. Bank, N.A.                                             12/01/19      3.00          1,030,000
    41,485,000  Bass Pro Rossford Development Company, LLC - Series 2007
                LOC Fifth Third Bank                                            11/01/27      4.10         41,485,000
     1,400,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project) - Series 2002
                LOC JPMorgan Chase Bank, N.A.                                   01/01/13      1.00          1,400,000
     4,720,000  Bybee Food LLC
                LOC Key Bank, N.A.                                              11/01/26      1.90          4,720,000
       315,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18      1.30            315,000
       935,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                LOC Wachovia Bank, N.A.                                         04/01/30      2.00            935,000
     4,100,000  Charles K. Blandin Foundation - Series 2004 ((3))
                LOC Wells Fargo Bank, N.A.                                      05/01/19      1.20          4,100,000
     2,475,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                             04/01/20      3.00          2,475,000
     1,805,000  Cirrus Development Ltd. - Series 1999
                LOC U.S. Bank, N.A.                                             05/01/14      3.00          1,805,000
     1,900,000  CMW Real Estate, LLC - Series 2000
                LOC U.S. Bank, N.A.                                             06/01/20      4.45          1,900,000
     3,510,000  Columbus Area, Inc. - Series 2004
                LOC Key Bank                                                    07/01/24      1.90          3,510,000
     2,770,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                         02/01/26      2.00          2,770,000
       660,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                            12/01/12      3.00            660,000
     1,185,000  Consolidated Equities, LLC - Series 1995
                LOC Fifth Third Bank                                            12/01/25      4.10          1,185,000
        50,000  D&G Conduit LLC
                LOC Regions Bank                                                10/01/23      3.25             50,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (2) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    8,450,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                              05/01/20      2.10%    $    8,450,000
     1,655,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                   10/01/26      2.10          1,655,000
     1,730,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC U.S. Bank, N.A.                                             07/01/17      3.00          1,730,000
     2,460,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                LOC PNC Bank, N.A.                                              01/01/15      1.60          2,460,000
     6,450,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                LOC Wachovia Bank, N.A.                                         06/01/20      1.50          6,450,000
     2,145,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      3.60          2,145,000
     1,000,000  Falls Village Realty, LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/29      4.10          1,000,000
     4,382,407  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                              10/15/45      1.70          4,382,407
    44,465,000  Fiddler's Business Improvement District City of Greenwoed Village, CO
                General Obligation Refunding and Improvement Bonds - Series 2008
                LOC Key Bank, N.A.                                              12/01/37      1.60         44,465,000
     1,060,000  GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Company                               02/01/26      2.10          1,060,000
     2,280,000  GMC Financing LLC, - Series 2005
                LOC Federal Home Loan Bank                                      06/01/30      1.00          2,280,000
     1,225,000  Goson Project - Series 1997
                Guaranteed by Federal Home Loan Bank                            11/01/17      3.27          1,225,000
       430,000  Graves Lumber Co. Project - Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati              11/01/10      3.11            430,000
     1,205,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                LOC Fifth Third Bank                                            07/01/17      6.25          1,205,000
     1,145,000  HCH, LLC - Series 2000
                LOC Key Bank, N.A.                                              08/01/15      1.90          1,145,000
       997,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                            06/01/34      4.35            997,000
     3,165,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                      11/01/29      1.75          3,165,000
    14,320,200  Herman & Kittle Capital, LLC - Series 2005 ((3))
                LOC Fifth Third Bank                                            06/01/55      3.40         14,320,200
     1,655,000  HFA of Lee County, FL MHRB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35      1.25          1,655,000
     1,600,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                LOC Fifth Third Bank                                            07/01/36      4.10          1,600,000
       730,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)-Series 2000
                LOC Key Bank, N.A.                                              08/01/15      1.90            730,000
     2,725,000  Hostun LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/27      4.10          2,725,000


 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (2) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,630,000  IHA Capital Development LLC - Series 2007A
                LOC Key Bank, N.A.                                              12/01/37      1.90%    $    4,630,000
     1,500,000  IHA Capital Development LLC - Series 2003-A
                LOC Fifth Third Bank                                            07/01/28      3.40          1,500,000
       900,000  Indian Creek Christian Church Inc.
                LOC Fifth Third Bank                                            12/01/55      4.10            900,000
     1,510,000  IOP Properties LLC
                LOC Fifth Third Bank                                            04/01/44      4.10          1,510,000
     2,270,000  Jacksons Food Stores, Inc. - Series 2006
                LOC Key Bank, N.A.                                              03/01/16      1.90          2,270,000
       910,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust - Series 2005
                LOC Fifth Third Bank                                            11/01/25      4.35            910,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                             01/02/26      3.00          3,950,000
     1,235,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                (The Holland Family Limited Partnership Number 1) - Series 2004
                LOC Fifth Third Bank                                            07/01/24      4.10          1,235,000
     1,735,000  Keating Meuthing Klekamp
                LOC Fifth Third Bank                                            11/01/24      4.10          1,735,000
     2,275,000  Kenwood County Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                             12/01/15      3.00          2,275,000
     2,633,000  KFDT LP - Series 2005
                LOC Fifth Third Bank                                            03/01/35      4.10          2,633,000
     1,915,000  Kingston Healthcare Company - Series 1997A
                LOC Fifth Third Bank                                            11/01/17      3.40          1,915,000
     1,495,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                            03/01/18      3.40          1,495,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                      06/01/27      1.25            700,000
     3,650,000  Kool Capital, LLC
                LOC Bank of America, N.A.                                       04/01/29      2.05          3,650,000
     1,850,000  L3 Corporation - Series 2002
                LOC Fifth Third Bank                                            11/01/17      4.10          1,850,000
     1,800,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      1.50          1,800,000
       850,000  Le Sportsac Inc. - Series 2005
                LOC Fifth Third Bank                                            11/01/14      4.10            850,000
       435,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC U.S. Bank, N.A.                                             09/01/17      3.00            435,000
       900,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                   12/01/34      3.75            900,000
       405,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                               10/01/27      2.10            405,000
     3,280,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                         07/01/29      1.00          3,280,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (2) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      300,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      1.60%    $      300,000
     5,785,000  M-B Companies, Inc. - Series 2008
                LOC US Bank, N.A.                                               03/01/48      3.40          5,785,000
     1,680,000  Mercer County, OH HealthCare Facilities RB
                LOC Fifth Third Bank                                            04/01/23      4.10          1,680,000
     1,845,000  Michigan City, IN Economic Development RB
                (Consolidated Biscuit Co., Project) - Series 1998
                LOC Fifth Third Bank                                            10/01/13      4.10          1,845,000
     1,735,000  Michigan HEFA RB (Hope College Project) - Series 1996A
                LOC Old Kent Bank & Trust Co.                                   10/01/16      4.00          1,735,000
       865,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                         09/01/28      2.10            865,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                  07/01/20      1.00          2,500,000
     7,225,000  Mississippi Business Finance Corporation IDRB
                (Lextron - Visteon Leasing, LLC Project) - Series 2003
                LOC JPMorgan Chase Bank, N.A.                                   12/01/27      2.00          7,225,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                       06/01/24      1.52          4,300,000
       905,000  MMR Development Corp. - Series 2003
                LOC Fifth Third Bank                                            05/01/23      4.10            905,000
     6,260,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments) - Series 2001A
                Collateralized by Federal National Mortgage Association         08/15/31      1.75          6,260,000
     2,865,000  Mount Ontario Holdings LLC - Series 2001((3))
                LOC U.S. Bank, N.A.                                             04/01/21      1.20          2,865,000
     1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                            04/01/23      4.10          1,715,000
     2,540,000  Nebar Investments, LLC - Series 2005
                LOC Fifth Third Bank                                            07/01/50      3.40          2,540,000
     3,745,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue) - Series 2005B
                LOC Allied Irish Bank PLC                                       07/01/35      2.02          3,745,000
     1,310,000  New Lexington Clinic, P.S.C. - Series 2003
                LOC Fifth Third Bank                                            05/01/18      4.10          1,310,000
       500,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation            11/01/30      1.00            500,000
     1,500,000  NO S Properties, LLC - Series 2004
                LOC Fifth Third Bank                                            08/01/24      4.10          1,500,000
     1,605,000  NPI Capital, LLC - Series 1999A
                LOC Bank of America, N.A.                                       07/01/29      2.10          1,605,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project) - Series 1997B
                LOC Svenska Handelsbanken                                       03/01/27      1.50          6,900,000



 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (2) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      930,000  Oswego County, NY IDA Facilities
                (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders Trust Company                       06/01/24      1.64%    $      930,000
     1,925,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC U.S. Bank, N.A.                                             05/01/18      3.00          1,925,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21      1.45          1,300,000
     3,805,000  Pomegranate Development Ltd - Series 2006
                LOC Key Bank, N.A.                                              12/01/27      1.90          3,805,000
     4,880,000  Real Estate, LLC and White Wilson Medical Center
                LOC Fifth Third Bank                                            05/01/57      4.10          4,880,000
     3,215,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                LOC Comerica Bank                                               06/01/33      1.75          3,215,000
     8,670,000  Rural Electric Cooperative Grantor Trust Certificates
                (Kansas Electric Power Cooperative, Inc.) - Series 1997
                LOC U.S. Government                                             12/18/17      2.00          8,670,000
       920,000  S & S Partnership (Model Graphics) - Series 1999
                LOC U.S. Bank, N.A.                                             09/01/19      3.00            920,000
     1,180,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC U.S. Bank, N.A.                                             03/01/24      3.00          1,180,000
     2,210,000  Savoy Properties, Ltd. - Series 2000
                LOC Key Bank, N.A.                                              08/01/20      1.90          2,210,000
     2,875,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                            03/15/49      3.00          2,875,000
    11,315,000  Southwestern Group Limited - Series 2001
                LOC U.S. Bank, N.A.                                             07/01/21      3.00         11,315,000
    10,155,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                       08/01/34      1.25         10,155,000
       900,000  State Crest Limited - Series 2003
                LOC Fifth Third Bank                                            06/01/23      4.10            900,000
     9,805,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                LOC U.S. Bank, N.A.                                             06/01/34      2.32          9,805,000
     1,900,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                LOC Fifth Third Bank                                            09/01/23      4.10          1,900,000
     4,340,000  Tedia Company, Inc. - Series 2006
                LOC Key Bank, N.A.                                              10/01/26      1.90          4,340,000
     1,115,000  The Wilmington Iron & Metal Company, Inc. - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                   08/01/14      3.00          1,115,000
     6,555,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                         06/01/24      0.83          6,555,000
     3,445,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati              12/01/16      2.96          3,445,000
     1,240,000  Trendway Corporation - Series 1996
                LOC Bank of America, N.A.                                       12/01/26      2.10          1,240,000

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Variable Rate Demand Instruments (2) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,265,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                            08/01/25      1.15%    $    5,265,000
       680,000  Vincent Enterprise & Partners - Series 2000
                LOC Key Bank, N.A.                                              03/01/20      1.90            680,000
     3,038,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B ((3))
                LOC Wells Fargo Bank, N.A.                                      01/01/30      1.00          3,038,000
    12,205,000  Wellington Green, LLC - Series 1999
                LOC RBS Citizens Bank                                           04/01/29      4.50         12,205,000
     8,400,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                              12/15/24      1.60          8,400,000
     1,600,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                         10/01/28      2.00          1,600,000
       360,000  Westchester Presbyterian Church
                LOC U.S. Bank, N.A.                                             09/01/13      3.00            360,000
     1,614,342  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                          01/01/11      8.02          1,614,342
       790,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                      12/03/18      2.96            790,000
--------------                                                                                         --------------
   400,477,949  Total Variable Rate Demand Instruments                                                    400,477,949
--------------                                                                                         --------------
Yankee Certificates of Deposit (54.87%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Banco Bilbao de Vizcaya Argentaria                              06/05/09      0.92%    $  100,001,801
    75,025,000  Banco Bilbao de Vizcaya Argentaria                              06/17/09      0.92         75,039,370
   150,000,000  Barclays Bank PLC                                               05/11/09      1.35        150,000,000
    50,000,000  Barclays Bank PLC                                               05/12/09      1.34         50,000,567
    87,000,000  Bayerische Hypo-Und Vereinsbank                                 04/23/09      1.24         87,000,530
   148,500,000  Bayerische Hypo-Und Vereinsbank                                 05/18/09      1.19        148,501,934
    48,500,000  Bayerische Landesbank Girozentrale                              04/14/09      1.20         48,500,175
   100,000,000  Bayerische Landesbank Girozentrale                              04/20/09      1.20        100,000,527
    85,000,000  Bayerische Landesbank Girozentrale                              05/11/09      1.20         85,000,942
    85,000,000  Dexia Credit Local de France                                    04/14/09      1.20         85,000,306
   125,000,000  Dexia Credit Local de France                                    05/29/09      1.05        125,002,010
   200,000,000  HBOS Treasury Services PLC                                      04/06/09      1.15        200,008,179
   125,000,000  Kreditbank                                                      04/14/09      1.34        125,000,450
   209,500,000  Landesbank Baden Wurtemburg                                     05/12/09      1.15        209,502,381
   100,000,000  Landesbank Hessen-Thueringen Girozentrale                       04/14/09      1.45        100,000,360
   125,000,000  Landesbank Hessen-Thueringen Girozentrale                       06/09/09      1.40        125,002,387
    50,000,000  Norddeutsche Landesbank Girozentral                             05/12/09      1.27         50,000,568
    75,000,000  Norddeutsche Landesbank Girozentral                             05/26/09      1.38         75,001,142
   199,100,000  Royal Bank of Scotland                                          04/14/09      1.43        199,100,358
   195,000,000  Societe Generale                                                06/08/09      0.95        195,001,837


 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

      Face                                                                      Maturity     Interest        Value
     Amount                                                                      Date         Rate         (Note 1)
     ------                                                                      ----         ----          -------
Yankee Certificates of Deposit (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   98,500,000  Standard Chartered Bank PLC                                     04/22/09      1.15%    $   98,500,573
   125,000,000  Standard Chartered Bank PLC                                     05/05/09      1.27        125,001,177
--------------                                                                                         --------------
 2,556,125,000  Total Yankee Certificates of Deposit                                                    2,556,167,574
--------------                                                                                         --------------
                Total Investments (100.12%) (Cost $4,664,009,146+)                                      4,664,009,146
                Liabilities in excess of cash and other assets (-0.12%)                                    (5,544,728)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $4,658,464,418
                                                                                                       ==============

                +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of this security at the time of this statement was $99,855,500, which represented 2.14% of the Portfolio's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

2) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

3) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

KEY:
      EDA       =   Economic Development Authority               HFC       =    Housing Finance Commission
      EDFA      =   Economic Development Finance Authority       IDA       =    Industrial Development Authority
      FHLMC     =   Federal Home Loan Mortgage Corporation       IDRB      =    Industrial Development Revenue Bond
      FNMA      =   Federal National Mortgage Association        LOC       =    Letter of Credit
      HEFA      =   Health and Education Finance Authority       MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (unaudited):

--------------------------------------------------------------------------------------
     Securities Maturing in                Value                 % of Portfolio
--------------------------------------------------------------------------------------
  Less than 31 Days                   $ 2,347,330,171                 50.33%
  31 through 60 Days                    1,577,684,135                 33.83
  61 through 90 Days                      738,994,840                 15.84
  91 through 120 Days                             -0-                   -0-
  121 through 180 Days                            -0-                   -0-
  Over 180 Days                                   -0-                   -0-
--------------------------------------------------------------------------------------
  Total                               $ 4,664,009,146                100.00%
--------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    4,514,009,146
  Repurchase agreements.............................................................             150,000,000
  Accrued interest receivable.......................................................               6,435,080
  Prepaid expenses..................................................................                 358,416
  Other receivables.................................................................                     700
                                                                                          ------------------
         Total assets...............................................................           4,670,803,342
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................               1,439,606
  Due to Custodian..................................................................               9,656,624
  Accrued expenses..................................................................                 909,899
  Dividends payable.................................................................                 325,012
  Other payable.....................................................................                   7,783
                                                                                          ------------------
         Total liabilities..........................................................              12,338,924
                                                                                          ------------------
  Net assets........................................................................      $    4,658,464,418
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    4,660,388,590
  Accumulated net realized loss.....................................................              (1,853,630)
  Accumulated overdistributed net investment income.................................                 (70,542)
                                                                                          ------------------
  Net assets........................................................................      $    4,658,464,418
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets         Shares Outstanding        Net Asset Value
Institutional Shares........................       $295,039,054            295,157,534                 $1.00
Institutional Service Shares................       $199,697,013            199,777,207                 $1.00
Investor Shares.............................       $337,700,872            337,836,484                 $1.00
Short Term Income Shares....................       $262,237,466            262,342,774                 $1.00
Retail Class Shares.........................     $1,384,773,689          1,385,329,779                 $1.00
Pinnacle Shares.............................       $202,946,241            203,027,739                 $1.00
Advantage Shares............................     $1,704,902,702          1,705,587,348                 $1.00
Xpress Shares...............................       $271,167,381            271,276,275                 $1.00

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2009

================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $      149,572,511
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             6,631,019
    Administration fee..............................................................             2,762,925
    Shareholder servicing fee (Institutional Service Shares)........................               796,673
    Shareholder servicing fee (Investor Shares).....................................               794,283
    Shareholder servicing fee (Short Term Income Shares)............................               666,577
    Shareholder servicing fee (Retail Shares).......................................             3,544,993
    Shareholder servicing fee (Advantage Shares)....................................             5,488,075
    Shareholder servicing fee (Xpress Shares).......................................               655,003
    Distribution fee (Investor Shares)..............................................               635,427
    Distribution fee (Short Term Income Shares).....................................             1,199,838
    Distribution fee (Retail Shares)................................................             9,216,981
    Distribution fee (Advantage Shares).............................................            16,464,225
    Distribution fee (Xpress Shares)................................................             1,965,010
    Sub-Accounting fee (Xpress Shares)..............................................               151,761
    Custodian expenses..............................................................               258,431
    Shareholder servicing and related shareholder expenses+.........................             2,866,930
    Legal, compliance and filing fees...............................................             1,154,418
    Audit and accounting............................................................               744,021
    Trustees' fees and expenses.....................................................               432,330
    Other...........................................................................             1,440,864
                                                                                        ------------------
    Total expenses..................................................................            57,869,784
          Less:  Fees waived (Note 2)...............................................            (9,311,207)
                 Expenses paid indirectly (Note 4)..................................                (9,824)
                                                                                        ------------------
    Net expenses....................................................................            48,548,753
                                                                                        ------------------
    Net investment income...........................................................           101,023,758

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................            (1,853,397)
                                                                                        ------------------
Increase in net assets from operations..............................................    $       99,170,361
                                                                                        ==================

+  Includes class specific transfer agency expenses of $55,562, $66,484, $165,957, $205,517, $712,849, and $19,199 for
   the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2009 AND 2008

================================================================================

                                                                                 2009                         2008
INCREASE (DECREASE) IN NET ASSETS                                                ----                         ----
Operations:
    Net investment income............................................     $   101,023,758             $    281,728,468
    Net realized gain (loss) on investments..........................          (1,853,397)                        (233)
                                                                          ---------------             ----------------
Increase in net assets from operations...............................          99,170,361                  281,728,235
Dividends to shareholders from net investment income:
    Institutional Shares.............................................         (13,991,358)                 (29,254,977)
    Institutional Service Shares.....................................          (7,356,861)                 (11,820,882)
    Investor Shares..................................................          (6,230,173)                  (9,893,960)
    Short-Term Income Shares.........................................          (4,555,500)                  (8,887,585)
    Retail Shares....................................................         (23,229,468)                 (51,609,017)
    Pinnacle Shares..................................................          (4,600,060)                  (8,183,099)
    Advantage Shares.................................................         (37,383,828)                (131,002,246)
    Xpress Shares....................................................          (3,676,510)                 (31,076,702)
                                                                          ---------------             ----------------
         Total dividends to shareholders.............................        (101,023,758)                (281,728,468)
                                                                          ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares.............................................              (8,619)                          (5)
    Institutional Service Shares.....................................              (5,660)                          (2)
    Investor Shares..................................................              (3,429)                          (2)
    Short-Term Income Shares.........................................              (3,074)                         -0-
    Retail Shares....................................................             (16,139)                          (7)
    Pinnacle Shares..................................................              (1,904)                          (1)
    Advantage Shares.................................................             (28,594)                         (23)
    Xpress Shares....................................................              (3,083)                         -0-
                                                                          ---------------             ----------------
         Total distributions to shareholders.........................             (70,502)                         (40)
                                                                          ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares.............................................        (456,371,209)                 111,959,237
    Institutional Service Shares.....................................         (60,829,508)                  (7,255,798)
    Investor Shares..................................................          21,292,828                   27,257,449
    Short-Term Income Shares.........................................         (35,162,097)                 199,669,738
    Retail Shares....................................................         (54,510,269)                 505,196,112
    Pinnacle Shares..................................................          24,817,334                    7,184,587
    Advantage Shares.................................................      (1,746,069,230)                 338,089,059
    Xpress Shares....................................................            (932,810)                 272,212,871
    Net asset value of shares issued in connection with merger of Cortland
    General Money Market into Retail Shares..........................                 -0-                   36,753,053
    Net asset value of shares issued in connection with merger of Short Term
    Money Market Class A into Short Term Income Shares...............                 -0-                   40,741,544
    Net asset value of shares issued in connection with merger of Short Term
    Money Market Class B into Investor Shares........................                 -0-                  137,343,403
                                                                          ---------------             ----------------
          Total capital share transactions...........................      (2,307,764,961)               1,669,151,255
                                                                          ---------------             ----------------
    Total increase/(decrease) .......................................      (2,309,688,860)               1,669,150,982
Net assets:
    Beginning of year................................................       6,968,153,278                5,299,002,296
                                                                          ---------------             ----------------
    End of year......................................................     $ 4,658,464,418             $  6,968,153,278
                                                                          ===============             ================
Overdistributed net investment income................................     $       (70,542)            $            (40)
                                                                          ===============             ================

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS


================================================================================

                                                                                  Years Ended March 31,
                                                            --------------------------------------------------------------
Institutional shares                                          2009         2008          2007          2006         2005
--------------------                                        ---------    ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ---------    ----------   ----------    ----------   ---------
Income from investment operations:
   Net investment income...........................             0.024        0.048        0.051         0.036        0.016
   Net realized and unrealized gain(loss) on investments        0.000        0.000        0.000          --          0.000
                                                            ---------    ----------   ----------    ----------   ---------
   Total from investment operations................             0.024        0.048        0.051         0.036        0.016
Less distributions from:
   Dividends from net investment income............            (0.024)      (0.048)      (0.051)       (0.036)      (0.016)
   Net realized gain(loss) on investment...........            (0.000)       0.000        0.000          --         (0.000)
                                                            ---------    ----------   ----------    ----------   ---------
   Total Distributions.............................            (0.024)      (0.048)      (0.051)       (0.036)      (0.016)
                                                            ---------    ----------   ----------    ----------   ---------
Net asset value, end of year.......................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            =========    ==========   ==========    ==========   =========
Total Return.......................................             2.46%        4.91%        5.19%         3.63%        1.61%
Ratios/Supplemental Data
Net assets, end of year (000's)....................         $ 295,039    $ 751,532    $ 639,573     $ 372,721    $ 215,314
Ratios to average net assets:
   Expenses (net of fees waived) (a)...............             0.22%        0.20%        0.20%         0.20%        0.20%
   Net investment income...........................             2.52%        4.78%        5.10%         3.66%        1.63%
   Management and administration fees waived.......             0.06%        0.02%        0.03%         0.06%        0.08%
   Transfer agency fees waived.....................             0.01%        0.01%         --           0.02%        0.02%
   Expenses paid indirectly........................             0.00%        0.00%        0.00%         0.00%        0.00%


                                                                                  Years Ended March 31,
                                                            --------------------------------------------------------------
Institutional Service shares                                   2009         2008         2007          2006         2005
----------------------------                                ---------    ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ---------    ----------   ----------    ----------   ----------
Income from investment operations:
   Net investment income...........................             0.022        0.046        0.048         0.033        0.013
   Net realized and unrealized gain(loss)  on investments       0.000        0.000        0.000          --          0.000
                                                            ---------    ----------   ----------    ----------   ---------
   Total from investment operations................             0.022        0.046        0.048         0.033        0.013
Less distributions from:
   Dividends from net investment income............            (0.022)      (0.046)      (0.048)       (0.033)      (0.013)
   Net realized gain(loss) on investment...........            (0.000)      (0.000)       0.000          --         (0.000)
                                                            ---------    ----------   ----------    ----------   ---------
   Total Distributions.............................            (0.022)      (0.046)      (0.048)       (0.033)      (0.013)
                                                            ---------    ----------   ----------    ----------   ---------
Net asset value, end of year.......................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            =========    ==========   ==========    ==========   =========
Total Return.......................................             2.21%        4.65%        4.92%         3.36%        1.34%
Ratios/Supplemental Data
Net assets, end of year (000's)....................         $ 199,697    $ 260,609    $ 267,865     $ 224,050    $ 119,898
Ratios to average net assets:
   Expenses (net of fees waived) (a)...............             0.47%        0.45%        0.45%         0.47%        0.47%
   Net investment income...........................             2.31%        4.50%        4.83%         3.39%        1.49%
   Management and administration fees waived.......             0.06%        0.02%        0.03%         0.06%        0.08%
   Shareholder servicing fees waived...............             0.01%        0.01%         --            --           --
   Transfer agency fees waived.....................              --           --           --           0.01%        0.02%
   Expenses paid indirectly........................             0.00%        0.00%        0.00%         0.00%        0.00%

(a)      Includes expenses paid indirectly, if applicable.

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

Investor shares                                                  Years Ended March 31,          Commencement of Operations
---------------                                             --------------------------------    November 28, 2006 through
Per Share Operating Performance:                               2009                  2008            March 31, 2007
(for a share outstanding throughout the period)                ----                  ----            --------------
Net asset value, beginning of period...................     $   1.00              $   1.00              $   1.00
                                                            ---------             ---------             ---------
Income from investment operations:
   Net investment income...............................         0.020                 0.044                 0.016
   Net realized and unrealized gain(loss)  on investments       0.000                 0.000                 0.000
                                                            ---------             ---------             ---------
   Total from investment operations....................         0.020                 0.044                 0.016
Less distributions from:
   Dividends from net investment income................        (0.020)               (0.044)               (0.016)
   Net realized gain on investments....................        (0.000)               (0.000)               (0.000)
                                                            ---------             ---------             ---------
   Total Distributions.................................        (0.020)               (0.044)               (0.016)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $   1.00              $   1.00              $   1.00
                                                            =========             =========             =========
Total Return...........................................         2.01%                 4.44%                 1.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 337,701             $ 316,547             $ 151,947
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.68%                 0.65%                 0.65%(c)
   Net investment income...............................         1.96%                 4.25%                 4.76%(c)
   Management and administration fees waived...........         0.06%                 0.02%                 0.03%(c)
   Shareholder servicing and distribution fees waived..         0.04%                 0.04%                  --
   Transfer Agency Account fees waived.................          --                    --                   0.03%(c)
   Expenses paid indirectly ...........................         0.00%                 0.00%                 0.00%(c)


Short Term Income shares                                         Years Ended March 31,          Commencement of Operations
------------------------                                    --------------------------------    February 12, 2007 through
Per Share Operating Performance:                              2009                  2008             March 31, 2007
(for a share outstanding throughout the period)               ----                  ----             --------------
Net asset value, beginning of period...................     $   1.00              $   1.00              $   1.00
                                                            ---------             ---------             ---------
Income from investment operations:
   Net investment income...............................         0.017                 0.041                 0.006
   Net realized and unrealized gain(loss)  on investments       0.000                 0.000                 0.000
                                                            ---------             ---------             ---------
   Total from investment operations....................         0.017                 0.041                 0.006
Less distributions from:
   Dividends from net investment income................        (0.017)               (0.041)               (0.006)
   Net realized gain on investments....................        (0.000)               (0.000)               (0.000)
                                                            ---------             ---------             ---------
   Total Distributions.................................        (0.017)               (0.041)               (0.006)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $   1.00              $   1.00              $   1.00
                                                            =========             =========             =========
Total Return...........................................         1.71%                 4.14%                 0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 262,237             $ 297,508             $  57,097
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.96%                 0.94%                 0.94%(c)
   Net investment income...............................         1.71%                 3.92%                 4.47%(c)
   Management and administration fees waived...........         0.06%                 0.02%                 0.03%(c)
   Distribution fees waived............................         0.03%                 0.01%                  --
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

(a)      Unannualized
(b)      Includes expenses paid indirectly, if applicable.
(c)      Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)


================================================================================


Retail Shares                                                    Years Ended March 31,          Commencement of Operations
-------------                                               --------------------------------    November 28, 2006 through
Per Share Operating Performance:                              2009                  2008             March 31, 2007
(for a share outstanding throughout the period)               ----                  ----             --------------

Net asset value, beginning of period...................    $    1.00             $    1.00              $   1.00
                                                           ----------            ----------             ---------
Income from investment operations:
   Net investment income...............................         0.016                 0.040                 0.015
   Net realized and unrealized gain(loss)  on investments       0.000                 0.000                 0.000
                                                           ----------            ----------             ---------
   Total from investment operations....................         0.016                 0.040                 0.015
Less distributions from:
   Dividends from net investment income................        (0.016)               (0.040)               (0.015)
   Net realized gain on investments....................        (0.000)               (0.000)               (0.000)
                                                           ----------            ----------             ---------
   Total Distributions.................................        (0.016)               (0.040)               (0.015)
                                                           ----------            ----------             ---------
Net asset value, end of period.........................    $    1.00             $    1.00              $   1.00
                                                           ==========            ==========             =========
Total Return...........................................         1.65%                 4.08%                 1.49%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $1,384,774            $1,439,855             $ 897,904
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.02%                 1.00%                 1.00%(c)
   Net investment income...............................         1.64%                 3.95%                 4.39%(c)
   Management and administration fees waived...........         0.06%                 0.02%                 0.03%(c)
   Shareholder servicing and distribution fees waived..         0.14%                 0.14%                 0.10%(c)
   Transfer Agency Account fees waived.................          --                    --                   0.03%(c)
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

                                                                                 Years Ended March 31,
                                                            --------------------------------------------------------------
Institutional Service shares                                   2009         2008         2007          2006         2005
----------------------------                                ---------    ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ---------    ----------   ----------    ----------   ----------
Income from investment operations:
   Net investment income...............................         0.024        0.048        0.051         0.036        0.016
   Net realized and unrealized gain(loss) on investments        0.000        0.000        0.000          --          0.000
                                                            ---------    ----------   ----------    ----------   ---------
   Total from investment operations....................         0.024        0.048        0.051         0.036        0.016
Less distributions from:
   Dividends from net investment income................        (0.024)      (0.048)      (0.051)       (0.036)      (0.016)
   Net realized gain(loss) on investment...............        (0.000)      (0.000)       0.000          --         (0.000)
                                                            ---------    ----------   ----------    ----------   ---------
   Total Distributions.................................        (0.024)      (0.048)      (0.051)       (0.036)      (0.016)
                                                            ---------    ----------   ----------    ----------   ---------
Net asset value, end of year.......................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            =========    ==========   ==========    ==========   =========
Total Return...........................................         2.46%        4.91%        5.19%         3.63%        1.61%
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 202,946    $ 178,213    $ 171,028     $ 134,682    $ 114,792
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.23%        0.20%        0.20%         0.20%        0.20%
   Net investment income...............................         2.40%        4.79%        5.08%         3.66%        1.63%
   Management and administration fees waived...........         0.06%        0.02%        0.03%         0.06%        0.08%
   Transfer agency fees waived.........................         0.01%        0.01%         --           0.02%        0.02%
   Expenses paid indirectly............................         0.00%        0.00%        0.00%         0.00%        0.00%

(a)      Unannualized
(b)      Includes expenses paid indirectly, if applicable.
(c)      Annualized

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


Advantage Shares                                                    Years Ended March 31,        Commencement of Operations
----------------                                            --------------------------------     November 1, 2006 through
Per Share Operating Performance:                              2009                  2008             March 31, 2007
(for a share outstanding throughout the period)                                                      --------------
Net asset value, beginning of period...................    $    1.00             $    1.00             $    1.00
                                                           ----------            ----------            ----------
Income from investment operations:
   Net investment income...............................         0.016                 0.040                 0.018
   Net realized and unrealized gain(loss)  on investments       0.000                 0.000                 0.000
                                                           ----------            ----------            ----------
   Total from investment operations....................         0.016                 0.040                 0.018
Less distributions from:
   Dividends from net investment income................        (0.016)               (0.040)               (0.018)
   Net realized gain on investments....................        (0.000)               (0.000)               (0.000)
                                                           ----------            ----------            ----------
   Total Distributions.................................        (0.016)               (0.040)               (0.018)
                                                           ----------            ----------            ----------
Net asset value, end of period.........................    $    1.00             $    1.00             $    1.00
                                                           ==========            ==========            ==========
Total Return...........................................         1.63%                 4.06%                 1.81%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $1,704,903            $3,451,676            $3,113,588
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.04%                 1.02%                 1.02%(c)
   Net investment income...............................         1.70%                 3.95%                 4.35%(c)
   Management and administration fees waived...........         0.06%                 0.02%                 0.03%(c)
   Distribution fees waived............................         0.17%                 0.17%                 0.16%(c)
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

                                                                                Commencement of Operations
                                                          Year Ended              June 20, 2007 through
Xpress  shares                                          March 31, 2009               March 31, 2008
--------------                                          --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.014                        0.028
   Net realized and unrealized gain(loss)  on investments       0.000                        0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.014                        0.028
Less distributions from:
   Dividends from net investment income................        (0.014)                      (0.028)
   Net realized gain on investments....................        (0.000)                      (0.000)
                                                            ---------                   ----------
   Total Distributions.................................        (0.014)                      (0.028)
                                                            ---------                   ----------
Net asset value, end of period.........................     $   1.00                    $    1.00
                                                            ---------                   ----------
Total Return...........................................         1.40%                        2.88%(a)
                                                            =========                   ===========
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 271,167                   $  272,213
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.27%                        1.25%(c)
   Net investment income...............................         1.40%                        3.82%(c)
   Management and administration fees waived...........         0.06%                        0.02%(c)
   Distribution fees waived............................         0.00%                         --
   Expenses paid indirectly............................         0.00%                        0.00%(c)

(a)      Unannualized
(b)      Includes expenses paid indirectly, if applicable.
(c)      Annualized

 The accompanying notes are an integral part of these financial statements.

                                           [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value   Expenses Paid             Annualized
   Class Shares ("Pinnacle Shares")       Value 10/01/08          03/31/09        During the period*       Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,001.20               $1.25               0.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,023.68               $1.26               0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares    Beginning Account   Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 10/01/08          03/31/09          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.30               $2.19               0.44%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,022.74               $2.22               0.44%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value      Expenses Paid        Annualized
          ("Investor Shares")             Value 10/01/08          03/31/09          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.20               $2.29               0.46%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,022.64               $2.32               0.46%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value      Expenses Paid         Annualized
     ("Short Term Income Shares")         Value 10/01/08          03/31/09          During the Period*    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.10               $2.34               0.47%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,022.59               $2.37               0.47%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------
  Retail Class Shares ("Retail Shares")     Beginning Account   Ending Account Value  Expenses Paid           Annualized
                                             Value 10/01/08           03/31/09         During the Period*   Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00             $1,000.10               $2.34             0.47%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00             $1,022.59               $2.37             0.47%
----------------------------------------------------------------------------------------------------------------------------

*    Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (October 1, 2008 through March 31, 2009), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Repurchase Agreements (37.69%)
------------------------------------------------------------------------------------------------------------------------------------
$    173,000,000  Bank of America Securities, LLC, purchased on 03/31/09, repurchase proceeds at maturity $173,000,721 (Collateralized by $1,206,555,421,
                  GNMA, 0.00% to 8.05%, due 01/16/23 to 10/16/48, value
                  $176,460,001)                                                         04/01/09      0.15%    $  173,000,000
     100,000,000  Goldman Sachs, purchased on 03/31/09, repurchase proceeds at maturity $100,000,417 (Collateralized by $1,460,001,394, GNMA
                   4.00% to 11.00%, due 12/15/13 to 03/15/39, value
                  $102,000,000)                                                         04/01/09      0.15        100,000,000
     197,000,000  JPMorgan Chase & Co., purchased on 03/31/09, repurchase proceeds at maturity $197,000,985 (Collateralized by $820,908,659 GNMA,
                  3.63% to 13.00%, due 05/15/09 to 06/15/50, value $200,943,908)        04/01/09      0.18        197,000,000
----------------                                                                                               --------------
     470,000,000  Total Repurchase Agreements                                                                     470,000,000
----------------                                                                                               --------------
Floating Rate Securities (3.60%)
------------------------------------------------------------------------------------------------------------------------------------
$     20,000,000  Bank of America Corporation
                  Guaranteed by FDIC                                                    07/31/09      0.77%    $   19,948,239
      25,000,000  Bank of America, N.A.
                  Guaranteed by FDIC                                                    02/05/10      1.19         25,000,000
----------------                                                                                               --------------
      45,000,000  Total Floating Rate Securities                                                                   44,948,239
----------------                                                                                               --------------
U.S. Government Obligations (59.35%)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  U.S. Treasury Bill                                                    04/02/09      0.02%    $   99,999,944
     100,000,000  U.S. Treasury Bill                                                    04/02/09      0.04         99,999,889
      30,000,000  U.S. Treasury Bill                                                    04/23/09      1.36         29,975,250
     100,000,000  U.S. Treasury Bill                                                    04/29/09      0.16         99,987,556
      25,000,000  U.S. Treasury Bill                                                    06/24/09      1.33         24,923,292
     100,000,000  U.S. Treasury Bill                                                    06/24/09      0.62         99,855,333
      50,000,000  U.S. Treasury Bill                                                    07/16/09      0.29         49,957,306
      50,000,000  U.S. Treasury Bill                                                    08/20/09      0.51         49,902,083
      60,000,000  U.S. Treasury Bill                                                    11/19/09      0.58         59,779,600
      40,000,000  U.S. Treasury Note, 4.85%                                             05/31/09      2.06         40,182,278
      50,000,000  U.S. Treasury Note, 4.85%                                             06/30/09      2.62         50,272,415
      35,000,000  U.S. Treasury Note, 4.85%                                             08/15/09      2.24         35,337,329
----------------                                                                                               --------------
     740,000,000  Total U.S. Government Obligations                                                               740,172,275
----------------                                                                                               --------------
                  Total Investments (100.64%) (Cost $1,255,120,514+)                                            1,255,120,514
                  Liabilities in excess of cash and other assets (-0.64%)                                          (8,003,396)
                                                                                                               --------------
                  Net Assets (100.00%)                                                                         $1,247,117,118
                                                                                                               ==============
                  +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
      GNMA     =   Government National Mortgage Association
      FDIC     =   Federal Deposit Insurance Corporation

   The accompanying notes are an integral part of these financial statements.

------------------------------------ ------------------------ -------------------------
       Securities Maturing in                 Value                % of Portfolio
------------------------------------ ------------------------ -------------------------
  Less than 31 Days                      $  799,962,639                 63.74%
  31 through 60 Days                         25,000,000                  1.99
  61 through 90 Days                        164,960,904                 13.14
  91 through 120 Days                       100,229,720                  7.99
  121 through 180 Days                      105,187,651                  8.38
  Over 180 Days                              59,779,600                  4.76
------------------------------------ ------------------------ -------------------------
  Total                                  $1,255,120,514                100.00%
------------------------------------ ------------------------ -------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      785,120,514
  Repurchase agreements.............................................................             470,000,000
  Accrued interest receivable.......................................................               1,525,000
  Prepaid expenses..................................................................                 127,316
                                                                                          ------------------
         Total assets...............................................................           1,256,772,830
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................                 205,514
  Due to custodian..................................................................               9,336,920
  Accrued expenses..................................................................                  50,487
  Dividends payable.................................................................                  62,791
                                                                                          ------------------
         Total liabilities..........................................................               9,655,712
                                                                                          ------------------
  Net assets........................................................................      $    1,247,117,118
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,247,117,118
                                                                                          ------------------
  Net assets........................................................................      $    1,247,117,118
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                         Net Assets          Shares Outstanding        Net Asset Value
Institutional Shares........................      $526,946,888             526,937,867                $1.00
Institutional Service Shares................      $233,270,105             233,266,111                $1.00
Investor Shares.............................      $212,705,914             212,702,272                $1.00
Short Term Income Shares....................      $188,138,352             188,135,131                $1.00
Retail Shares...............................       $10,409,446              10,409,268                $1.00
Pinnacle Shares.............................       $75,646,413              75,645,118                $1.00



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2009

================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       16,338,485
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             1,630,302
    Administration fee..............................................................               679,293
    Shareholder servicing fee (Institutional Service Shares)........................               666,690
    Shareholder servicing fee (Investor Shares).....................................               637,429
    Shareholder servicing fee (Short Term Income Shares)............................               435,711
    Shareholder servicing fee (Retail Shares).......................................                44,807
    Distribution fee (Investor Shares)..............................................               509,943
    Distribution fee (Short Term Income Shares).....................................               784,279
    Distribution fee (Retail Shares)................................................               116,498
    Custodian expenses..............................................................                62,325
    Shareholder servicing and related shareholder expenses+.........................               460,244
    Legal, compliance and filing fees...............................................               218,460
    Audit and accounting............................................................               214,613
    Trustees' fees and expenses.....................................................               105,698
    Other...........................................................................               286,903
                                                                                        ------------------
    Total expenses..................................................................             6,853,195
          Less:  Fees waived (Note 2)...............................................            (1,468,543)
                 Expense paid indirectly (Note 4)...................................                (1,701)
                                                                                        ------------------
    Net expenses....................................................................             5,382,951
                                                                                        ------------------
    Net investment income...........................................................            10,955,534

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                   -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $       10,955,534
                                                                                        ==================

+  Includes class specific transfer agency expenses of $111,495, $55,260, $127,186, $86,855, $12,180, and $17,451
   for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares, and Pinnacle
   respectively.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2009 AND 2008

================================================================================

                                                                               2009                        2008
INCREASE (DECREASE) IN NET ASSETS                                              ----                        ----
Operations:
    Net investment income.........................................     $    10,955,534             $     49,756,628
    Net realized gain (loss) on investments.......................                 -0-                          -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................          10,955,534                   49,756,628
Dividends to shareholders from net investment income:
    Institutional Shares..........................................          (5,196,692)                 (26,167,548)
    Institutional Service Shares..................................          (2,203,320)                  (9,579,659)
    Investor Shares...............................................          (1,729,551)                  (7,173,722)
    Short Term Income Shares......................................            (938,502)                  (4,577,752)
    Retail Shares.................................................             (83,259)                     (62,001)
    Pinnacle Shares...............................................            (804,210)                  (2,195,946)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (10,955,534)                 (49,756,628)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                 -0-                          -0-
    Institutional Service Shares..................................                 -0-                          -0-
    Investor Shares...............................................                 -0-                          -0-
    Short Term Income Shares......................................                 -0-                          -0-
    Retail Shares.................................................                 -0-                          -0-
    Pinnacle Shares...............................................                 -0-                          -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................                 -0-                          -0-
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................        (17,798,924)                  (45,508,503)
    Institutional Service Shares..................................         (97,938,921)                  82,247,669
    Investor Shares...............................................         (57,572,615)                  82,110,572
    Short Term Income Shares......................................          13,298,274                  136,417,283
    Retail Shares.................................................         (10,566,880)                  20,604,784
    Pinnacle Shares...............................................           5,014,875                   31,003,640
    Net asset value of shares issued in connection with merger of Short Term
    Government Class A into Short Term Income Shares..............                 -0-                   15,759,403
    Net asset value of shares issued in connection with merger of Short Term
    Government Class B into Investor Shares.......................                 -0-                   53,257,284
                                                                       ---------------             ----------------
          Total capital share transactions........................        (165,564,191)                 375,892,132
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................        (165,564,191)                 375,892,132
Net assets:
    Beginning of year.............................................       1,412,681,309                1,036,789,177
                                                                       ---------------             ----------------
     End of year..................................................     $ 1,247,117,118             $  1,412,681,309
                                                                       ===============             ================
Undistributed net investment income...............................     $           -0-             $            -0-
                                                                       ===============             ================

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS


================================================================================

                                                                                  Years Ended March 31,
                                                            --------------------------------------------------------------
Institutional shares                                          2009         2008          2007          2006         2005
--------------------                                        ----------   ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ----------   ----------   ----------    ----------   ---------
Income from investment operations:
   Net investment income....................                    0.010        0.041        0.049         0.034        0.014
   Net realized and unrealized gain(loss)  on investments        --           --           --           0.000        0.000
                                                            ----------   ----------   ----------    ----------   ---------
   Total from investment operations.........                    0.010        0.041        0.049         0.034        0.014
Less distributions from:
   Dividends from net investment income.....                   (0.010)      (0.041)      (0.049)       (0.034)      (0.014)
   Net realized gain(loss) on investment....                     --            --          --          (0.000)      (0.000)
                                                            ----------   ----------   ----------    ----------   ---------
   Total Distributions......................                   (0.010)      (0.041)      (0.049)       (0.034)      (0.014)
                                                            ----------   ----------   ----------    ----------   ---------
Net asset value, end of year................                $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ==========   ==========   ==========    ==========   =========
Total Return................................                    0.97%        4.18%        5.02%         3.48%        1.44%
Ratios/Supplemental Data
Net assets, end of year (000's).............                $ 526,947    $ 544,746    $ 590,254     $ 829,714    $ 484,434
Ratios to average net assets:
   Expenses (net of fees waived)(a).........                    0.23%        0.20%        0.20%         0.20%        0.20%
   Net investment income....................                    0.93%        4.17%        4.89%         3.51%        1.45%
   Management and administration fees waived                    0.03%        0.03%        0.03%         0.05%        0.03%
   Expenses paid indirectly.................                    0.00%        0.00%        0.00%         0.00%        0.00%

                                                                                 Years Ended March 31,
                                                            --------------------------------------------------------------
Institutional Service shares                                   2009         2008         2007          2006         2005
----------------------------                                ----------   ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................         $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ----------   ----------   ----------    ----------   ----------
Income from investment operations:
   Net investment income....................                    0.007        0.039        0.047         0.032        0.012
   Net realized and unrealized gain(loss)  on investments        --           --           --           0.000        0.000
                                                            ----------   ----------   ----------    ----------   ----------
   Total from investment operations.........                    0.007        0.039        0.047         0.032        0.012
                                                            ----------   ----------   ----------    ----------   ----------
Less distributions from:
   Dividends from net investment income.....                   (0.007)      (0.039)      (0.047)       (0.032)      (0.012)
   Net realized gain(loss) on investment....                     --           --           --          (0.000)      (0.000)
                                                            ----------   ----------   ----------    ----------   ----------
   Total Distributions......................                   (0.007)      (0.039)      (0.047)       (0.032)      (0.012)
                                                            ----------   ----------   ----------    ----------   ----------
Net asset value, end of year................                $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                            ==========   ==========   ==========    ==========   =========
Total Return................................                    0.75%        3.92%        4.76%         3.22%        1.19%
Ratios/Supplemental Data
Net assets, end of year (000's).............                $ 233,270    $ 331,209    $ 248,962     $ 304,168    $ 236,621
Ratios to average net assets:
   Expenses (net of fees waived)(a).........                    0.44%        0.45%        0.45%         0.45%        0.45%
   Net investment income....................                    0.83%        3.76%        4.65%         3.17%        1.18%
   Management and administration fees waived                    0.03%        0.03%        0.03%         0.05%        0.03%
   Shareholder Servicing fees waived........                    0.03%         --           --            --           --
   Expenses paid indirectly.................                    0.00%        0.00%        0.00%         0.00%        0.00%

(a) Includes expenses paid indirectly, if applicable.





   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                Years Ended March 31,           Commencement of Operations
                                                           --------------------------------      February 21, 2007 through
Investor shares                                                2009                 2008             March 31, 2007
---------------                                            ---------              ---------         -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00               $  1.00
                                                            ---------             ---------              --------
Income from investment operations:
   Net investment income...............................         0.006                 0.037                 0.005
   Net realized and unrealized gain(loss)  on investments        --                    --                    --
                                                            ---------             ---------              --------
   Total from investment operations....................         0.006                 0.037                 0.005
Less distributions from:
   Dividends from net investment income................        (0.006)               (0.037)               (0.005)
   Net realized gain on investments....................          --                    --                    --
                                                            ---------             ---------              --------
   Total Distributions.................................        (0.006)               (0.037)               (0.005)
                                                            ---------             ---------              --------
Net asset value, end of period.........................     $   1.00              $   1.00               $  1.00
                                                            =========             =========              ========
Total Return...........................................         0.65%                 3.73%                 0.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 212,706             $ 270,279              $134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.55%                 0.63%                 0.63%(c)
   Net investment income...............................         0.68%                 3.51%                 4.62%(c)
   Administration fees waived..........................         0.03%                 0.03%                 0.03%(c)
   Shareholder servicing and distribution fees waived..         0.15%                 0.05%                 0.05%(c)
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

                                                                Years Ended March 31,           Commencement of Operations
                                                            -------------------------------      November 2, 2006 through
Short Term Income Shares                                        2009                2008             March 31, 2007
------------------------                                    ---------              --------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00               $  1.00
                                                            ---------             ---------              --------
Income from investment operations:
   Net investment income...............................         0.005                 0.034                 0.018
   Net realized and unrealized gain(loss)  on investments        --                    --                    --
                                                            ---------             ---------              --------
   Total from investment operations....................         0.005                 0.034                 0.018
Less distributions from:
   Dividends from net investment income................        (0.005)               (0.034)               (0.018)
   Net realized gain on investments....................          --                    --                    --
                                                            ---------             ---------              --------
   Total Distributions.................................        (0.005)               (0.034)               (0.018)
                                                            ---------             ---------              --------
Net asset value, end of period.........................     $   1.00              $   1.00               $  1.00
                                                            =========             =========              ========
Total Return...........................................         0.51%                 3.46%                 1.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 188,138             $ 174,840              $ 22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.70%                 0.90%                 0.90%(c)
   Net investment income...............................         0.54%                 3.03%                 4.32%(c)
   Administration fees waived..........................         0.03%                 0.03%                 0.03%(c)
   Shareholder servicing and distribution fees waived..         0.26%                 0.03%                 0.03%(c)
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

(a)      Unannualized
(b)      Includes expenses paid indirectly, if applicable.
(c)      Annualized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)


================================================================================

                                                                Years Ended March 31,          Commencement of Operations
                                                           ------------------------------       December 12, 2006 through
Retail shares                                                 2009                 2008             March 31, 2007
-------------                                              ---------             ---------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00              $   1.00
Income from investment operations:
                                                            ---------             ---------             ---------
   Net investment income...............................         0.005                 0.033                 0.013
   Net realized and unrealized gain(loss)  on investments        --                    --                    --
                                                            ---------             ---------             ---------
   Total from investment operations....................         0.005                 0.033                 0.013
Less distributions from:
   Dividends from net investment income................        (0.005)               (0.033)               (0.013)
   Net realized gain on investments....................          --                    --                    --
                                                            ---------             ---------             ---------
   Total Distributions.................................        (0.005)               (0.033)               (0.013)
                                                            ---------             ---------             ---------
Net asset value, end of period.........................     $   1.00              $   1.00              $   1.00
                                                            =========             =========             =========
Total Return...........................................         0.46%                 3.36%                 1.28%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $  10,410             $  20,976             $     371
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.73%                 0.99%                 1.00%(c)
   Net investment income...............................         0.46%                 1.90%                 4.22%(c)
   Administration fees waived..........................         0.03%                 0.03%                 0.03%(c)
   Shareholder Servicing and Distribution fees waived..         0.44%                 0.14%                 0.10%(c)
   Transfer Agency Account fees waived.................          --                    --                   0.03%(c)
   Expenses paid indirectly............................         0.00%                 0.00%                 0.00%(c)

                                                                                  Years Ended March 31,
                                                            --------------------------------------------------------------
Pinnacle Shares                                                2009         2008          2007          2006         2005
------------------                                          ---------    ----------   ----------    ----------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00     $   1.00     $    1.00     $   1.00     $   1.00
                                                            ----------   ----------   ----------    ----------   ----------
Income from investment operations:
   Net investment income...............................         0.010        0.041         0.049        0.034        0.014
   Net realized and unrealized gain(loss)  on investments        --           --            --          0.000        0.000
                                                            ----------   ----------   ----------    ----------   ----------
   Total from investment operations....................         0.010        0.041         0.049        0.034        0.014
Less distributions from:
   Dividends from net investment income................        (0.010)      (0.041)       (0.049)      (0.034)      (0.014)
   Net realized gain(loss) on investment...............          --           --            --         (0.000)      (0.000)
                                                            ----------   ----------   ----------    ----------   ----------
   Total Distributions.................................        (0.010)      (0.041)       (0.049)      (0.034)      (0.014)
                                                            ----------   ----------   ----------    ----------   ----------
Net asset value, end of year...........................     $   1.00     $   1.00     $    1.00     $   1.00        $1.00
                                                            ==========   ==========   ==========    ==========   =========
Total Return...........................................         0.97%        4.18%         5.02%        3.48%        1.44%
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $  75,646    $  70,632    $   39,628    $  28,505    $  39,809
Ratios to average net assets:
   Expenses (net of fees waived)(b)....................         0.23%        0.20%         0.20%        0.20%        0.20%
   Net investment income...............................         0.92%        3.89%         4.93%        3.51%        1.45%
   Management and administration fees waived...........         0.03%        0.03%         0.03%        0.05%        0.03%
   Expenses paid indirectly............................         0.00%        0.00%         0.00%        0.00%        0.00%

(a)      Unannualized
(b)      Includes expenses paid indirectly, if applicable.
(c)      Annualized

   The accompanying notes are an integral part of these financial statements.

                                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds
..

---------------------------------------------------------------------------------------------------------------------------

  Institutional Service Class Shares     Beginning Account     Ending Account Value  Expenses Paid           Annualized
   ("Institutional Service Shares")       Value 10/01/08             03/31/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,003.20               $2.50             0.50%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,022.44               $2.52             0.50%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

         Retail Class Shares             Beginning Account     Ending Account Value      Expenses Paid       Annualized
          ("Retail Shares")               Value 10/01/08             03/31/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,000.80               $4.94             0.99%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,020.00               $4.99             0.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

 Advantage Government Liquidity Fund     Beginning Account     Ending Account Value      Expenses Paid       Annualized
         ("Advantage Shares")             Value 10/01/08             03/31/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,000.90               $4.84             0.97%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,020.09               $4.89             0.97%
---------------------------------------------------------------------------------------------------------------------------

*    Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (October 1, 2008 through March 31, 2009), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
Loan Participations (5.09%)
------------------------------------------------------------------------------------------------------------------------------------
$     45,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent         04/21/09     1.40%    $   45,000,000
      15,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent         05/12/09     1.50         15,000,000
----------------                                                                                               --------------
      60,000,000  Total Loan Participations                                                                        60,000,000
----------------                                                                                               --------------
Repurchase Agreements (15.51%)
------------------------------------------------------------------------------------------------------------------------------------
$    148,000,000  Bank of America Securities, LLC, purchased on 03/31/09, repurchase proceeds at maturity $148,000,617 (Collateralized by $160,284,857
                  GNMA, 6.00% due 09/20/38, value $150,960,001)                          04/01/09     0.15%    $  148,000,000
      35,000,000  UBS Securities, LLC, purchased on 03/31/09, repurchase proceeds at maturity $35,000,146 (Collateralized by $35,885,000, FNMA
                  6.00%, due 04/18/36, value $35,700,176)                                04/01/09     0.15         35,000,000
----------------                                                                                               --------------
     183,000,000  Total Repurchase Agreements                                                                     183,000,000
----------------                                                                                               --------------
Floating Rate Securities (16.87%)
------------------------------------------------------------------------------------------------------------------------------------
$     24,000,000  Bank of America Libor Floater
                  Guaranteed by FDIC                                                     02/05/10     1.19%    $   24,000,000
      50,000,000  Federal Agricultural Mortgage Corporation                              05/15/09     1.45         50,000,000
      25,000,000  Federal Agricultural Mortgage Corporation                              06/25/09     1.16         25,000,000
      25,000,000  Federal Agricultural Mortgage Corporation                              03/09/10     0.71         25,000,000
      25,000,000  Federal Home Loan Bank                                                 02/19/10     0.80         25,000,000
      50,000,000  Federal Home Loan Bank                                                 03/05/10     0.81         50,000,000
----------------                                                                                               --------------
     199,000,000  Total Floating Rate Securities                                                                  199,000,000
----------------                                                                                               --------------
U.S. Government Agency Discount Notes (29.19%)
------------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Federal Agricultural Mortgage Corporation                              04/08/09     0.20%    $   49,998,056
      17,800,000  Federal Agricultural Mortgage Corporation                              04/23/09     0.35         17,796,301
      15,000,000  Federal Farm Credit Bank                                               04/02/09     0.02         14,999,992
      15,000,000  Federal Farm Credit Bank                                               04/23/10     0.02         14,996,504
      19,685,000  Federal Home Loan Bank                                                 05/27/09     2.67         19,605,997
      25,000,000  Federal Home Loan Bank                                                 04/28/09     3.09         25,000,000
      50,000,000  Federal Home Loan Bank                                                 01/22/10     0.63         50,000,000
      40,000,000  Federal Home Loan Bank                                                 01/04/10     0.87         39,737,444
      50,000,000  Federal Home Loan Bank                                                 04/08/09     0.10         49,999,028
      10,000,000  Federal Home Loan Bank                                                 02/09/10     1.02          9,912,778
       2,275,000  Federal Home Loan Bank                                                 02/23/10     1.11          2,273,739
      50,000,000  Federal Home Loan Mortgage Corporation                                 04/13/09     0.10         49,998,333
----------------                                                                                               --------------
     344,760,000  Total U.S. Government Agency Discount Notes                                                     344,318,172
----------------                                                                                               --------------
U.S. Government Agency Medium Term Notes (34.01%)
------------------------------------------------------------------------------------------------------------------------------------
$     14,460,000  Federal Agricultural Mortgage Corporation                              12/30/09     0.93%    $   14,467,596
      23,600,000  Federal Farm Credit Bank                                               08/25/09     2.85         23,600,000
      40,000,000  Federal Farm Credit Bank                                               11/06/09     1.70         40,000,000
      27,000,000  Federal Home Loan Bank                                                 04/14/09     2.25         27,000,000
      25,000,000  Federal Home Loan Bank                                                 04/23/09     1.71         25,000,000
      10,000,000  Federal Home Loan Bank                                                 05/07/09     2.44         10,001,075
      25,000,000  Federal Home Loan Bank                                                 06/10/09     0.52         25,000,000
      50,000,000  Federal Home Loan Bank                                                 06/10/09     0.43         50,000,000


    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

      Face                                                                               Maturity   Interest         Value
     Amount                                                                                Date       Rate         (Note 1)
     ------                                                                                ----       ----         --------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     11,000,000  Federal Home Loan Bank                                                 06/25/09     3.15%    $   11,000,000
      25,000,000  Federal Home Loan Bank                                                 06/10/09     0.84         25,000,000
      25,000,000  Federal Home Loan Bank                                                 07/17/09     3.04         25,000,000
      10,000,000  Federal Home Loan Bank                                                 03/11/10     1.10         10,000,000
      20,000,000  Federal Home Loan Bank                                                 05/06/09     2.67         20,000,000
      25,000,000  Federal Home Loan Bank                                                 02/03/10     0.73         25,002,115
      20,000,000  Federal Home Loan Bank                                                 02/26/10     1.10         19,984,765
      25,000,000  Federal Home Loan Bank                                                 03/05/10     1.10         24,985,693
      25,000,000  Federal Home Loan Bank                                                 08/04/09     1.69         25,073,909
----------------                                                                                               --------------
     401,060,000  Total U.S. Government Agency Medium Term Notes                                                  401,115,153
----------------                                                                                               --------------
                  Total Investments (100.67%) (Cost $1,187,433,325+)                                            1,187,433,325
                  Liabilities in excess of cash and other assets (-0.67%)                                          (7,928,401)
                                                                                                               --------------
                  Net Assets (100.00%)                                                                         $1,179,504,924
                                                                                                               ==============

                  +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
      FDIC     =   Federal Deposit Insurance Corporation
      FNMA     =   Federal National Mortgage Association
      GNMA     =   Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (unaudited):
------------------------------------- --------------------------- -----------------------
       Securities Maturing in                   Value                 % of Portfolio
------------------------------------- --------------------------- -----------------------
Less than 30 Days                            $  892,790,329                 75.19%
31 through 60 Days                               88,607,073                  7.46
61 through 90 Days                               11,000,000                  0.93
91 through 120 Days                              25,000,000                  2.10
121 through 180 Days                             48,673,909                  4.10
Over 180 Days                                   121,362,014                 10.22
------------------------------------- --------------------------- -----------------------
Total                                        $1,187,433,325                100.00%
------------------------------------- --------------------------- -----------------------

    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    1,004,433,325
  Repurchase agreements.............................................................             183,000,000
  Accrued interest receivable.......................................................               2,293,762
  Prepaid expenses..................................................................                  89,232
                                                                                          ------------------
         Total assets...............................................................           1,189,816,319
                                                                                          ------------------
LIABILITIES
  Payable to affiliates (Note 2)....................................................                 426,094
  Due to Custodian..................................................................               9,798,939
  Accrued expenses..................................................................                  69,923
  Dividends payable.................................................................                  16,439
                                                                                          ------------------
         Total liabilities..........................................................              10,311,395
                                                                                          ------------------
  Net assets........................................................................      $    1,179,504,924
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,179,541,867
  Accumulated undistributed net investment income...................................                  42,484
  Accumulated net realized loss.....................................................                 (79,427)
                                                                                          ------------------
  Net assets........................................................................      $    1,179,504,924
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                         Net Assets         Shares Outstanding         Net Asset Value
Institutional Service Shares................           $282,925                282,943                 $1.00
Retail Shares...............................       $208,911,815            208,925,187                 $1.00
Advantage Shares............................       $970,310,184            970,372,292                 $1.00

    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2009

================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       18,965,080
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             1,386,192
    Administration fee..............................................................               577,580
    Shareholder servicing fee (Institutional Service Shares)........................                   645
    Shareholder servicing fee (Retail Shares).......................................               449,696
    Shareholder servicing fee (Advantage Shares)....................................             2,437,541
    Distribution fee (Retail Shares)................................................             1,169,209
    Distribution fee (Advantage Shares).............................................             7,312,623
    Custodian expenses..............................................................                60,172
    Shareholder servicing and related shareholder expenses+.........................               206,534
    Legal, compliance and filing fees...............................................               248,900
    Audit and accounting............................................................               190,055
    Trustees' fees and expenses.....................................................                82,164
    Other...........................................................................               260,022
                                                                                        ------------------
    Total expenses..................................................................            14,381,333
                Less:   Fees waived (Note 2)........................................            (2,904,454)
                                                                                        ------------------
    Net expenses....................................................................            11,476,879
                                                                                        ------------------
    Net investment income...........................................................             7,488,201

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................               (12,623)
                                                                                        ------------------
Increase in net assets from operations..............................................    $        7,475,578
                                                                                        ==================

+  Includes class specific transfer agency expenses of $3, $52, and $93,260 for the Institutional,
   Institutional Service and Retail Shares respectively.



    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2009 AND 2008

================================================================================

                                                                                2009                        2008
INCREASE (DECREASE) IN NET ASSETS                                               ----                        ----
Operations:
    Net investment income.........................................     $     7,488,201             $     15,087,433
    Net realized gain (loss) on investments.......................             (12,623)                     (54,070)
                                                                       ---------------             ----------------
    Increase in net assets from operations........................           7,475,578                   15,033,363
Dividends to shareholders from net investment income:
    Institutional Shares .........................................                (130)                        (455)
    Institutional Service Shares .................................              (3,481)                     (10,130)
    Retail Shares.................................................          (1,081,041)                  (3,686,594)
    Advantage Shares..............................................          (6,403,549)                 (11,390,254)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................          (7,488,201)                 (15,087,433)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                 -0-                          -0-
    Institutional Service Shares..................................                 -0-                          -0-
    Retail Shares.................................................                 -0-                          -0-
    Advantage Shares..............................................                 -0-                          -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................                 -0-                          -0-
                                                                       ---------------             ----------------
    Total increase ...............................................                 -0-                          -0-
Capital share transactions (Note 5):
    Institutional Shares..........................................             (10,472)                         473
    Institutional Service Shares..................................             (52,528)                     325,729
    Retail Shares.................................................          49,649,851                   46,204,413
    Advantage Shares..............................................         307,936,811                  468,605,201
    Net asset value of shares issued in connection with merger of Cortland
    Government into Retail Shares.................................                 -0-                   56,013,618
                                                                       ---------------             ----------------
          Total capital share transactions........................         357,523,662                  571,149,434
                                                                       ---------------             ----------------
    Total increase ...............................................         357,511,039                  571,095,364

Net assets:
    Beginning of year.............................................         821,993,885                  250,898,521
                                                                       ---------------             ----------------
     End of year..................................................     $ 1,179,504,924             $    821,993,885
                                                                       ===============             ================
Undistributed net investment income...............................     $        42,484             $         42,484
                                                                       ===============             ================



     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================

                                                         For the Period                          Commencement of Operations
                                                      April 1, 2008 through      Year Ended       October 30, 2006 through
Institutional shares                                    December 11, 2008      March 31, 2008          March 31, 2007
--------------------                                    -----------------      --------------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                $   1.00
                                                            ---------             ---------               ---------
Income from investment operations:
   Net investment income...............................         0.012                 0.045                   0.009
   Net realized and unrealized gain(loss)  on investments      (0.000)               (0.000)                  0.000
                                                            ---------             ---------               ---------
  Total from investment operations....................          0.012                 0.045                   0.009
Less distributions from:
   Dividends from net investment income................        (0.012)               (0.045)                 (0.009)
   Net realized gain on investments....................          --                    --                      --
                                                            ---------             ---------               ---------
   Total Distributions.................................        (0.012)               (0.045)                 (0.009)
                                                            ---------             ---------               ---------
Net asset value, end of period.........................     $   1.00              $   1.00                $   1.00
                                                            =========             =========               =========
Total Return...........................................         1.24%(a)              4.54%                   0.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $    -0-               $   10                 $    10
Ratios to average net assets:
   Expenses (net of fees waived).......................         0.25%(b)              0.21%                   0.20%(b)
   Net investment income...............................         1.76%(b)              4.44%                   5.10%(b)
   Management and administration fees waived...........         0.05%(b)              0.09%                   0.16%(b)


                                                                Years Ended March 31,             Commencement of Operations
Institutional Service shares                               -------------------------------         March 19, 2007 through
-----------------------------                                 2009                  2008               March 31, 2007
Per Share Operating Performance:                           ---------             ---------             --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                $   1.00
                                                            ---------             ---------               ---------
Income from investment operations:
   Net investment income...............................         0.012                 0.042                   0.002
   Net realized and unrealized gain(loss)  on investments      (0.000)               (0.000)                  0.000
                                                            ---------             ---------               ---------
   Total from investment operations....................         0.012                 0.042                   0.002
Less distributions from:
   Dividends from net investment income................        (0.012)               (0.042)                 (0.002)
   Net realized gain on investments....................          --                    --                      --
                                                            ---------             ---------               ---------
   Total Distributions.................................        (0.012)               (0.042)                 (0.002)
                                                            ---------             ---------               ---------
Net asset value, end of period.........................     $   1.00              $   1.00                $   1.00
                                                            =========             =========               =========
Total Return...........................................         1.23%                 4.31%                   0.17%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $   283               $   336                 $    10
Ratios to average net assets:
   Expenses (net of fees waived).......................         0.47%                 0.45%                   0.45%(b)
   Net investment income...............................         1.35%                 3.82%                   4.85%(b)
   Management and administration fees waived...........         0.05%                 0.09%                   0.16%(b)

(a)      Unannualized
(b)      Annualized


    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


                                                                 Years Ended March 31,            Commencement of Operations
                                                           -------------------------------        December 12, 2006 through
Retail shares                                                   2009                  2008              March 31, 2007
-------------                                              ---------             ---------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                $   1.00
                                                            ---------             ---------               ---------
Income from investment operations:
   Net investment income...............................         0.007                 0.037                   0.013
   Net realized and unrealized gain(loss)  on investments      (0.000)               (0.000)                  0.000
                                                            ---------             ---------               ---------
   Total from investment operations....................         0.007                 0.037                   0.013
Less distributions from:
   Dividends from net investment income................        (0.007)               (0.037)                 (0.013)
   Net realized gain on investments....................          --                    --                    (0.000)
                                                            ---------             ---------               ---------
   Total Distributions.................................        (0.007)               (0.037)                 (0.013)
                                                            ---------             ---------               ---------
Net asset value, end of period.........................     $   1.00              $   1.00                $   1.00
                                                            =========             =========               =========
Total Return...........................................         0.71%                 3.73%                   1.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 208,912             $ 159,269                $ 57,051
Ratios to average net assets:
   Expenses (net of fees waived).......................         0.99%                 1.00%                   1.00%(b)
   Net investment income...............................         0.60%                 3.38%                   4.29%(b)
   Management and administration fees waived...........         0.05%                 0.09%                   0.16%(b)
   Distribution fees waived............................         0.17%                 0.13%                   0.10%(b)
   Transfer Agency Account fees waived.................          --                    --                     0.03%(b)

                                                                 Years Ended March 31,           Commencement of Operations
                                                            -------------------------------       November  2, 2006 through
Advantage Shares                                                2009                  2008              March 31, 2007
----------------                                            ---------             ---------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                $   1.00
                                                            ---------             ---------               ---------
Income from investment operations:
   Net investment income...............................         0.007                 0.036                   0.018
   Net realized and unrealized gain(loss)  on investments      (0.000)               (0.000)                  0.000
                                                            ---------             ---------               ---------
   Total from investment operations....................         0.007                 0.036                   0.018
Less distributions from:
   Dividends from net investment income................        (0.007)               (0.036)                 (0.018)
   Net realized gain on investments....................          --                    --                    (0.000)
                                                            ---------             ---------               ---------
   Total Distributions.................................        (0.007)               (0.036)                 (0.018)
                                                            ---------             ---------               ---------
Net asset value, end of period.........................     $   1.00              $   1.00                $   1.00
                                                            =========             =========               =========
Total Return...........................................         0.70%                 3.71%                   1.77%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 970,310              $662,379               $ 193,827
Ratios to average net assets:
   Expenses (net of fees waived).......................         0.99%                 1.02%                   1.02%(b)
   Net investment income...............................         0.66%                 3.37%                   4.26%(b)
   Management and administration fees waived...........         0.05%                 0.09%                   0.16%(b)
   Distribution fees waived............................         0.21%                 0.16%                   0.16%(b)

(a)      Unannualized
(a)      Annualized(b)

    The accompanying notes are an integral part of these financial statements.

                                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------

       Institutional Class Shares          Beginning Account    Ending Account Value     Expenses Paid       Annualized
        ("Institutional Shares")            Value 10/01/08            03/31/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,008.30              $1.25             0.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,023.68              $1.26             0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

   Institutional Service Class Shares      Beginning Account    Ending Account Value     Expenses Paid       Annualized
    ("Institutional Service Shares")        Value 10/01/08            03/31/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,007.00              $2.50             0.50%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,022.44              $2.52             0.50%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

 Short Term Income Shares Class Shares     Beginning Account    Ending Account Value     Expenses Paid       Annualized
      ("Short Term Income Shares")          Value 10/01/08            03/31/09         During the Period*  Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,005.40              $4.05             0.81%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,020.89              $4.08             0.81%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

          Retail Class Shares              Beginning Account    Ending Account Value     Expenses Paid       Annualized
            ("Retail Shares")               Value 10/01/08            03/31/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,004.20              $5.25             1.05%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,019.70              $5.29             1.05%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2009
(UNAUDITED)
================================================================================


---------------------------------------------------------------------------------------------------------------------------

   Advantage Municipal Liquidity Fund      Beginning Account    Ending Account Value     Expenses Paid       Annualized
          ("Advantage Shares")              Value 10/01/08            03/31/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,004.10              $5.35             1.07%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,019.60              $5.39             1.07%
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (October 1, 2008 through March 31, 2009), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Put Bonds (2) (3.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,420,000  Oakland County, MI EDC RB (Orchard - Maple Project) (3)
              LOC Bank of America, N.A.                                         05/15/09     3.68%  $  1,420,000     P-1     A-1+
   2,510,000  Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00      2,510,000     P-1     A-1+
  11,740,000  Three Rivers Solid Waste Authority, SC
              Solid Waste Disposal Facilities COPs Series 2007A (3)
              LOC US Bank, N.A.                                                 04/01/09     3.35     11,740,000             A-1+
------------                                                                                        ------------
  15,670,000  Total Put Bonds                                                                         15,670,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (5.63%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,700,000  City of San Antonio, TX Water System - Series A                   06/03/09     0.60%  $  3,700,000     P-1     A-1+
   1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) 2004 Program
              LOC JPMorgan Chase Bank, N.A.                                     07/28/09     0.65      1,000,000     P-1     A-1+
   5,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3)
              LOC BNP Paribas                                                   06/03/09     0.52      5,000,000   VMIG-1    A-1+
   3,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3)
              LOC BNP Paribas                                                   06/03/09     0.65      3,000,000   VMIG-1    A-1+
   5,000,000  Pendleton County, KY Municipal Multi-County Lease RB
              (Kentucky Association of Counties Leasing Trust Program)
              LOC JPMorgan Chase Bank, N.A.                                     05/06/09     0.50      5,000,000     P-1     A-1+
   5,000,000  Washington D.C Metropolitan Area Transit Authority - Series A
              LOC Wachovia Bank, N.A.                                           06/03/09     0.55      5,000,000     P-1     A-1+
------------                                                                                        ------------
   22,700,000 Total Tax-Exempt Commercial Paper                                                       22,700,000
------------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (15.81%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,715,000  Clark County, OH BAN (4)                                          06/10/09     2.00%  $  1,715,806
   1,500,000  Commonwealth of Puerto Rico TRAN - Series 2009A
              Subseries  2009A4
              LOC KBC Bank, N.A.                                                07/30/09     2.39      1,504,144    MIG-1    SP-1+
   2,385,000  Concord Metropolitan District, Douglas County, CO
              GO Refunding & Improvement Bonds - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/09     2.00      2,385,000             A-1+
   2,000,000  Cooperstown Central School District, Otsego County, NY BAN (4)    07/31/09     2.05      2,004,542
   9,800,000  D.C. Everest Area School District, WI TRAN                        09/09/09     2.20      9,817,882             A-1
   5,000,000  Elkhorn Area School District, WI TRAN  (4)                        08/21/09     2.15      5,006,664
   1,390,000  Fairfield County Airport Improvement, OH  BAN  (3) (4)            01/20/10     2.40      1,397,646
   1,500,000  Lake Mills Area School District , WI TRAN  (4)                    09/04/09     2.25      1,501,562
   3,685,000  Lowell Area Schools, Counties of Kent and Ionia, MI
              GO Refunding Bonds - Series 2008 (4)                              05/01/09     2.60      3,689,143
   1,240,000  Marion County, OH (Legacy Crossing Improvement)
              BAN - Series 2008 (4)                                             04/29/09     1.80      1,240,420

     The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009
================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  7,200,000  Middleton-Cross Plains Area School District, WI TRAN (4)          09/18/09     2.50%  $  7,208,160
   1,740,000  Plymonth Joint School District, WI TRAN (4)                       09/30/09     2.40      1,745,076
   1,850,000  Ripon Area School District, WI TRAN  (4)                          09/30/09     4.00      1,851,419
   1,500,000  School District of Altoona, WI TRAN  (4)                          10/30/09     4.00      1,500,836
   1,750,000  School District of Bloomer, WI TRAN (4)                           09/29/09     2.20      1,752,539
     900,000  School District of Cadott Community, WI TRAN (4)                  09/30/09     2.35        900,653
   1,290,000  School District of Glenwood City, WI TRAN (4)                     09/23/09     2.35      1,291,210
   5,400,000  School District of Grafton, WI TRAN  (4)                          10/14/09     2.70      5,408,450
   1,000,000  School District of Green Lake, WI TRAN  (4)                       10/02/09     3.00      1,001,223
   1,775,000  School District of New Lisbon, WI TRAN (4)                        10/15/09     2.29      1,776,023
   1,150,000  School District of Prentice, WI TRAN (4)                          09/17/09     2.20      1,151,562
   2,600,000  School District of Three Lakes, WI TRAN (4)                       08/20/09     2.24      2,601,084
   1,800,000  Valders Area School District, Manitowac County, WI TRAN (4)       09/25/09     2.80      1,801,695
   3,500,000  Waunakee Community School, WI TRAN  (4)                           10/19/09     4.00      3,504,631
------------                                                                                        ------------
  63,670,000 Total Tax Exempt General Obligation Notes & Bonds                                        63,757,370
------------                                                                                        ------------
Variable Rate Demand Instruments (73.60%) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Adams County, PA IDA IDRB (Say Plastics, Inc. Project)
              - Series 2007A
              LOC Wachovia Bank, N.A.                                           08/01/32     0.72%  $  2,000,000     P-1     A-1+
   6,400,000  BB & T Municipal Trust Floater Certificates - Series 5000 DLL
              LOC Rabobank Nederland                                            10/01/28     0.69      6,400,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series 2006B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     0.65        475,000   VMIG-1    A-1+
     750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006  (3)
              LOC Citibank, N.A.                                                04/15/38     0.83        750,000             A-1+
   1,860,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/32     0.55      1,860,000
   4,590,000  Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine
              Neches, TX HFC Single Family Mortgage RB Series 2006 (3)
              Guaranteed by Government National Mortgage Association/ Federal National
              Mortgage Association/Federal Home Loan Mortgage Corporation       12/01/39     0.66      4,590,000   VMIG-1
   2,315,000  Citigroup Global Markets ROCs Trust II-R Series 12211
              (State of Florida, Full Faith and Credit, State Board of Education,
              Public Education Capital Outlay Bonds, 2003 Series B)             06/01/33     1.04      2,315,000             A-1+
   3,720,000  City of Bardstown, KY Industrial Building RB  (3) (4)
              LOC US Bank, N.A.                                                 10/01/19     2.50      3,720,000
   1,735,000  City of Chandler, AZ Multi- Mode IDRB
              (Red Rock Stamping Co. Project)  - Series 2000 (4)
              LOC Key Bank, N.A.                                                02/01/20     1.35      1,735,000

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    400,000  City of Cohasset, MN RB
              (Minnesota Power & Light Company Project) - Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     0.55%  $    400,000             A-1+
   1,285,000  City of Demopolis, AL Industrial Development Board Gulf
              Opportunity Zone Bonds (Jackson Paper Company, Inc. Project)
              LOC Compass Bank                                                  08/01/22     1.15      1,285,000     P-1     A-1
   1,500,000  City of Galesburg, IL RB
              (Knox College Project) - Series 1999
              LOC LaSalle National Bank, N.A.                                   07/01/24     0.50      1,500,000             A-1+
   5,135,000  City of Milwaukee, WI IDRB
              (Midwest Express Airlines, Inc. Project) - Series 1998 (3) (4)
              LOC US Bank, N.A.                                                 08/01/30     1.12      5,135,000
   9,000,000  City of New York GO Fiscal 1995 F-3
              LOC JPMorgan Chase Bank, N.A.                                     02/15/13     0.38      9,000,000   VMIG-1    A-1+
   3,000,000  City of New York GO Fiscal 2006 Series I-8
              LOC Bank of America, N.A.                                         04/01/36     0.35      3,000,000   VMIG-1    A-1+
   8,235,000  City of New York, GO Fiscal 2006 Series H Subseries H-2
              LOC Dexia CLF                                                     01/01/36     0.33      8,235,000   VMIG-1    A-1+
   1,000,000  Collier County, FL HFA Health Facility RB
              (The Moorings, Incorporated Project) - Series 2000
              LOC Wachovia Bank, N.A.                                           12/01/24     0.50      1,000,000             A-1+
   1,000,000  Collier County, FL IDA RB
              (Allete, Inc. Project) - Series 2006 (3)
              LOC Wells Fargo Bank, N.A.                                        10/01/25     0.57      1,000,000             A-1+
   3,690,000  Colorado HFA Multifamily Housing RRB
              (Coventry Village Project) - 1996 Series B
              Collaterized by Federal National Mortgage Association             10/15/16     0.41      3,690,000             A-1+
   2,475,000  Colorado HFA Multifamily Housing RRB
              (Diamondhead Project) - 1996 Series I
              Collaterized by Federal National Mortgage Association             10/15/16     0.41      2,475,000             A-1+
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management, Inc. Project) - Series 2003 (3)
              LOC Wachovia Bank, N.A.                                           08/01/38     0.80      3,000,000             A-1+
   2,000,000  Connecticut Development Authority RB
              (Pierce Memorial Baptist Home, Inc. Project -1999 Refunding Series)
              LOC La Salle National Bank, N.A.                                  10/01/28     0.35      2,000,000             A-1+
   2,000,000  County of Henry, OH Improvement RB, Series 2006
              (Henry County Hospital, Inc. Project)
              LOC Key Bank, N.A.                                                03/01/31     0.85      2,000,000     P-1     A-1
   3,575,000  County of Lucas, OH MHRB
              (The Lakewoods Project) - Series 1998  (4)
              LOC Key Bank, N.A.                                                04/01/37     1.25      3,575,000

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,645,000  County of Prince William, VA IDA IDRB
              (Mediatech, Inc. Project) - Series 2007 (3)
              LOC Branch Banking And Trust Company                              11/01/32     0.70%  $  1,645,000   VMIG-1
   5,000,000  Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating
              to the IDA of the City of Chandler, AZ IDRB, Series 2007
              (Intel Corporation Project) (3) (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     0.55      5,000,000
   1,900,000  Development Authority of Carroll County, GA RB
              (Royal Metal Products, Inc Project) -  Series 2007 (3)
              LOC Branch Bank & Trust Company                                   01/01/27     0.70      1,900,000   VMIG-1
  11,030,000  Development Authority of Columbus, GA MHRB
              (Avalon Apartments Projects) - Series 2008 (3)
              Guaranteed by Federal National Mortgage Association               10/15/40     0.68     11,030,000             A-1+
   1,935,000  Development Authority of Dekalb County, GA IDRB
              (Qualex Project) - Series 1997 (3)
              LOC Comerica Bank                                                 04/01/12     0.93      1,935,000             A-1
   3,600,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (3)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.64      3,600,000             A-1+
   2,100,000  Duval County HFA Mutlifamily Housing Mortgage RB
              (Camri Green Apartments) - Series 2003 (3)
              Guaranteed by Federal National Mortgage Association               11/15/36     0.62      2,100,000             A-1+
  10,000,000  Federal Home Loan Mortgage Corporation Class A
              Multi-family Certificates, Series M015 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              05/15/46     0.59     10,000,000             A-1+
   1,750,000  Florida HFA MHRB
              (Springs Colony Project) - Series 1985 FF
              Collaterized by Federal National Mortgage Association             09/15/26     0.40      1,750,000             A-1+
   1,000,000  Florida Housing Finance Corporation Housing RB
              (Heritage Pointe Apartments) - 1999 Series I-1 (3)
              Guaranteed by Federal National Mortgage Association               09/15/32     0.63      1,000,000             A-1+
   1,280,000  Florida Housing Finance Corporation Multifamily Mortgage Refunding RB
              (Lighthouse Bay Apartments) 2002 Series N-1
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/32     0.55      1,280,000             A-1+
   1,000,000  Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (3)
              LOC Branch Banking And Trust Company                              07/01/26     0.95      1,000,000     P-1     A-1+
   7,400,000  Housing Authority of Cobb County, GA MHRB
              (Highland Ridge Apartments Project) - Series 2008
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/41     0.53      7,400,000             A-1+
   2,500,000  Housing Finance Authority of Broward County, FL MHRB
              (Palms of Deerfield Beach Apartments) - Series 2006 (3)
              LOC Citibank, N.A.                                                08/15/38     0.70      2,500,000             A-1

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,250,000  Illinois Development Finance Authority IDRB
              (Trim-Rite Food Corporation Project) - Series 2000 (3)
              LOC Fifth Third Bank                                              12/01/25     4.30%  $  4,250,000             A-1
   1,500,000  Illinois Development Finance Authority IDRB
              (U.S. Acrylic, Inc. Project) - Series 2003
              LOC Fifth Third Bank                                              08/01/33     4.30      1,500,000     P-1     A-1+
   3,000,000  Illinois Development Finance Authority MHRB
              (Butterfield Creek Associates Project) - Series 1999 (3)
              LOC LaSalle National Bank, N.A.                                   04/01/39     0.94      3,000,000             A-1
   2,435,000  Illinois Finance Authority IDRB
              (Pollmann North America, Inc. Project) - Series 2005 (3)
              LOC Fifth Third Bank                                              12/01/25     4.30      2,435,000     P-1     A-1
   2,575,000  Illinois Finance Authority RB
              (Riverside Health System) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     0.47      2,575,000   VMIG-1    A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     0.40      3,700,000             A-1+
   1,350,000  Iredell County, NC Industrial Facilities and PCFA
              (Riley Technologies Project) - Series 2006 (3) (4)
              LOC Branch Banking And Trust Company                              11/01/31     0.95      1,350,000
   4,500,000  Jackson County, MI EDC
              (Thrifty Leoni Inc Project)
              LOC Fifth Third Bank                                              12/01/14     2.15      4,500,000   VMIG-1    A-1+
   1,355,000  Jeffersontown, KY (Kentucky League of Cities
              Funding Trust Lease Program RB) - Series 2000
              LOC US Bank, N.A.                                                 03/01/30     0.55      1,355,000   VMIG-1
   4,730,000  JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054
              (Relating to the City of Chicago MHRB
              (Drexel Preservation Project))- Series 2007 (3)
              Guaranteed by Federal Housing Authority/Government National
              Mortgage Association                                              12/20/39     0.79      4,730,000   VMIG-1
   2,400,000  La Porte County, IN EDRB (Universal Forest Products Indiana
              Limited Partnership Project) - Series 2000 (3)
              LOC Bank of America, N.A.                                         11/01/20     0.72      2,400,000     P-1     A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Issue) - Series 2003C            02/15/38     0.35        600,000   VMIG-1    A-1+
   5,000,000  Louisiana HFA Qualified Gulf Opportunity Zone Bonds
              (Canterbury House Apartments - Sherwood) - Series 2007
              LOC Charter One Bank                                              09/15/40     3.50      5,000,000   VMIG-1
     406,000  Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project) - Series 2002 (3)
              Guaranteed by Federal National Mortgage Association               11/15/32     0.55        406,000             A-1+
   1,180,000  Miami-Dade County IDA IDRB
              (Airbus Service Company, Inc. Project) - Series 1998A (3)
              LOC Calyon                                                        04/01/30     0.83      1,180,000             A-1+

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,170,000  Michigan State Strategic Fund Limited Obligation RB
              (DawnBreaking, LLC Project) - Series 1998  (3) (4)
              LOC Fifth Third Bank                                              05/01/18     4.30%  $  4,170,000
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (The Envelope Printery Inc. Project) - Series 2007 (3)
              LOC Fifth Third Bank                                              03/01/27     4.65      1,500,000     P-1     A-1+
   1,900,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc. Project) - Series 2006 (3)
              LOC Fifth Third Bank                                              06/01/14     4.30      1,900,000     P-1     A-1+
     920,000  Michigan State Strategic Fund Limited Obligation RB
              (Ilmor Engineering, Inc. Project) - Series 2006 (3)
              LOC Fifth Third Bank                                              03/01/36     4.30        920,000     P-1     A-1+
   2,275,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007 (3)
              LOC Fifth Third Bank                                              04/01/37     4.30      2,275,000     P-1     A-1+
   1,550,000  Michigan State Strategic Fund Limited Obligation RB
              (Sintel, Inc. Project) - Series 2005 (3)
              LOC Fifth Third Bank                                              10/01/30     4.30      1,550,000     P-1     A-1+
   2,000,000  Mississippi Business Finance Corporation IDRB
              (EPCO CarbonDioxide Products, Inc. Project) - Series 2002 (3)
              LOC Comerica Bank                                                 03/01/17     0.93      2,000,000             A-1
   5,100,000  Mississippi Business Finance Corporation RB
              (Missippi Power Company Project)- Series 1999 (3)                 12/01/27     0.55      5,100,000     P-1     A-1+
     520,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY (3)
              Guaranteed by Government National Mortgage Association            12/01/31     0.65        520,000   VMIG-1
   2,000,000  Nassau County IDA Civic Facility Refunding and Improvement RB
              (1999 Cold Spring Harbor Laboratory Project)                      01/01/34     0.25      2,000,000             A-1+
   6,000,000  Nephi City, UT Multi-Mode IDRB
              (Fibertek Insulation West Project), Series 2008 (3)
              LOC Key Bank, N.A.                                                04/01/28     0.85      6,000,000   VMIG-1
   3,500,000  Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (3)
              LOC Federal Home Loan Mortgage Corporation                        10/01/37     1.00      3,500,000             A-1+
   5,545,000  Nevada Housing Division Multi-Unit Housing RB
              (Help Owens 2 Apartments) - Series 2007 (3)
              LOC Citibank, N.A.                                                10/01/42     0.65      5,545,000             A-1+
   2,110,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997A (3)
              LOC Federal Home Loan Bank                                        10/01/30     0.70      2,110,000             A-1+
   2,000,000  New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.30      2,000,000     P-1     A-1+

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  New Jersey Health Care Facilites Financing Authority RB
              (AHS Hospital Corp. Issue) - Series 2008B
              LOC Bank of America, N.A.                                         07/01/36     0.40%  $  2,000,000   VMIG-1    A-1+
   1,500,000  Ohio Air Quality Development Authority, State of Ohio PCRB
              (FirstEnergy Generation Corp. Project) - Series 2006A
              LOC Key Bank, N.A.                                                12/01/23     0.65      1,500,000   VMIG-1    A-1
     430,000  Ohio County, KY Industrial Building RB
              (Ritatsu Manufacturing, Inc. Project) - Series 2005 (3)
              LOC Fifth Third Bank                                              10/01/20     4.30        430,000     P-1     A-1+
   4,600,000  Ohio Water Development Authority, State of Ohio PCRB
              (FirstEnergy Nuclear Generation Corp. Project) - Series 2008A (3)
              LOC Bank of Nova Scotia                                           11/01/33     0.65      4,600,000             A-1+
     500,000  Orange County, FL  Educational Facilties Authority RB
              (Rollins College Project) - Series 2001
              LOC Bank of America, N.A.                                         05/01/31     0.35        500,000   VMIG-1
   1,000,000  Orange County, FL HFA MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Guaranteed by Federal National Mortgage Association               06/01/25     0.50      1,000,000             A-1+
   1,200,000  Orange County, FL HFA MHRB
              (Windsor Pines Project) - Series 2000E (3)
              LOC Bank of America, N.A.                                         03/01/35     0.83      1,200,000   VMIG-1
     250,000  Orlando, FL Utilities Commission Water and Electric RB
              - Series 2002B                                                    10/01/22     0.50        250,000   VMIG-1    A-1+
   2,500,000  Pennsylvania EDFA EDRB 2005 Series B-2
              (Joseph R & Nancy L DelSignore Project) (3)
              LOC PNC Bank, N.A.                                                08/01/30     0.74      2,500,000     P-1     A-1+
   1,200,000  Pennsylvania EDFA EDRB 2005 Series B-3
              (North America Communications, Inc. Project) (3)
              LOC PNC Bank, N.A.                                                08/01/12     0.74      1,200,000     P-1     A-1+
   2,000,000  Pennsylvania EDFA (National Railroad Passenger Corporation
              Amtrak Project) - Series B of 2001 (3)
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     0.55      2,000,000   VMIG-1    A-1+
   2,000,000  Port Authority of New York and New Jersey Versatile
              Structure Obligation- Series 3                                    06/01/20     0.15      2,000,000   VMIG-1    A-1+
   1,975,000  Port Bellingham, WA IDC Environmental Facilities Industrial RB
              (BP West Coast Products LLC Project) - Series 2003 (3)            03/01/38     0.40      1,975,000   VMIG-1    A-1+
   3,500,000  Riesel, TX IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associates, LP Project) - Series 2007 (3)
              LOC Credit Suisse                                                 10/01/42     0.65      3,500,000             A-1+
   1,600,000  Rockingham County, NC Industrial Facilites and PCFA IDRB
              (Eden Custom Processing, LLC Project) Series 2004 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/17     0.70      1,600,000

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,650,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Whiteridge Plastics, LLC Project) - Series 2003 (3) (4)
              LOC Branch Banking And Trust Company                              03/01/15     0.70%  $  1,650,000
     840,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2001 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/12     0.70        840,000
   1,760,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2003 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/14     0.70      1,760,000
   6,000,000  South Carolina Jobs- EDA EDRB
              (Conco Medical Products Corp. Project) - Series 1990 (3) (4)
              LOC Bayerische HypoVereins Bank AG                                09/01/10     0.72      6,000,000
   4,015,000  South Carolina Jobs EDA EDRB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002 (3)
              LOC Branch Banking And Trust Company                              04/01/17     0.70      4,015,000   VMIG-1
   1,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series K-1
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.28      1,000,000   VMIG-1    A-1+
   2,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series L-1                      07/01/36     0.28      2,000,000   VMIG-1    A-1+
     500,000  State of Connecticut HEFA RB
              (Greater Hartford YMCA Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/38     0.25        500,000   VMIG-1
   1,000,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series U-1                              07/01/33     0.20      1,000,000   VMIG-1    A-1+
   1,400,000  St. Lucie County, FL IDRB
              (Freedom Plastics, Inc. - Florida Project) - Series 2000 (3)
              LOC Bank of Ameica, N.A.                                          11/01/20     0.80      1,400,000             A-1+
     800,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC Project) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     0.55        800,000   VMIG-1
   5,000,000  Timnath Development Authority, RB
              (In the Town of Timnath, Colorado) - Series 2007
              LOC Compass Bank                                                  12/01/29     0.54      5,000,000             A-1
   1,150,000  Town of Caledonia, WI IDRB (Caledonia Properties LLC/
              Quick Cable Corpoation Project) - Series 1998 (3)
              LOC Fifth Third Bank                                              12/01/18     4.30      1,150,000     P-1     A-1+
     370,000  Town of Frisco City, AL Industrial Development Board IDRB (Standard
              Furniture Manufacturing Company, Inc. Project) - Series 1999 (3)
              LOC Royal Bank of Canada                                          11/01/09     0.79        370,000             A-1
   1,165,000  Tulsa, OK Industrial Authority IDRB, Series 1998
              (Indian Health Care Resource Center of Tulsa, Inc. Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     1.00      1,165,000   VMIG-1    A-1+
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     0.20        265,000   VMIG-1    A-1+

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (5) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,800,000  University of North Carolina at Chapel Hill Foundation, Inc.
              COPs - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     0.40%  $  4,800,000   VMIG-1
   1,400,000  Upper Illinois River Valley Development Authority IDRB
              (Advanced Flexible Composites, Inc. Project) Series 2003-A(3) (4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     3.00      1,400,000
   4,055,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holdings, LLC Project) Series 2002(3) (4)
              LOC U.S. Bank, N.A.                                               12/01/37     1.12      4,055,000
   1,000,000  Vermont EDA IDRB (Smugglers' Notch Issue Series A) (3)
              LOC Key Bank, N.A.                                                09/01/15     1.15      1,000,000     P-1     A-1
   1,200,000  Village of Orland Park, IL IDRB
              (Panduit Corporation Project) - Series 1996 (3)
              LOC Fifth Third Bank                                              04/01/31     2.95      1,200,000             A-1+
   1,640,000  Virginia Small Business Financing Authority IDRB
              (ClarkeCo, LLC Project) -  Series 2000 (3)
              LOC Branch Banking And Trust Company                              07/01/25     0.70      1,640,000   VMIG-1
   2,450,000  Volusia County, FL IDA IDRB (Intellitech Project) - Series 2007A (3)
              LOC LaSalle National Bank, N.A.                                   10/01/37     0.80      2,450,000             A-1
   4,500,000  Volusia County, FL HFA MHRB
              (Cape Morris Cove Apartments) - 2007 Series A (3)
              LOC Federal Home Loan Bank                                        10/15/42     0.63      4,500,000   VMIG-1
   2,630,000  Washington State EDFA EDRB
              (Summer Building LLC Project) - Series 2005F (3)
              LOC Key Bank, N.A.                                                12/01/30     1.25      2,630,000     P-1     A-1
   2,800,000  Washington State HFC MHRB  -
              (The Seasons Apartment Project) Series 2006 (3)
              Collateralized by Federal National Mortgage Association           12/15/40     0.60      2,800,000   VMIG-1
     715,000  Washington State HFC Single-Family Program Bonds 2006 Series 2A (3)
              Guaranteed by Government National Mortgage Association/
              Federal National Mortgage Association/
              Federal National Loan Mortgage Corporation                        12/01/09     0.79        715,000   VMIG-1
   2,000,000  West Des Moines, IA RB
              (Woodgrain Millwork, Inc Project) - Series 1995 (3)
              LOC Wells Fargo Bank, N.A.                                        04/01/10     0.72      2,000,000     P-1     A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilites RB (Appalachian
              Power Company- Mountaineer Project) - Series 2008B (3)
              LOC JPMorgan Chase Bank, N.A.                                     02/01/36     0.83      5,000,000   VMIG-1    A-1+
   3,010,000  Will-Kankakee, IL Regional Development Authority IDRB
              (Atlas Putty Products Co. Project) Series 2006A (3)
              LOC Fifth Third Bank                                              08/01/36     4.30      3,010,000     P-1     A-1+
   1,200,000  Wisconsin HEFA RB (Indian Community
              School of Milwaukee, Inc. Project) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     0.50      1,200,000   VMIG-1
------------                                                                                        ------------
 296,921,000  Total Variable Rate Demand Instruments                                                 296,921,000
------------                                                                                        ------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009

================================================================================

                                                                                                                    Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments - Private Placements (2.09%) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,634,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     1.95%  $  2,634,000     P-1     A-1
   1,799,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     1.95      1,799,000     P-1     A-1
   2,613,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     1.95      2,613,000     P-1     A-1
   1,370,400  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     2.11      1,370,400     P-1     A-1+
------------                                                                                        ------------
   8,416,400  Variable Rate Demand Instruments - Private Placements                                    8,416,400
------------                                                                                        ------------
              Total Investments (101.01%) (Cost $407,464,770+)                                       407,464,770
              Liabilities in excess of cash and other assets (-1.01%)                                 (4,061,007)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $403,403,763
                                                                                                    ============

             +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)   The maturity date indicated for the put bonds is the next put date.

3)   Security subject to alternative minimum tax.

4) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

KEY:
      BAN      =  Bond Anticipation Note                        IRB       =  Industrial Revenue Bond
      COPs     =  Certificates of Participation                 LIFERs    =  Long Inverse Floating Exempt Receipts
      EDA      =  Economic Development Authority                LOC       =  Letter of Credit
      EDC      =  Economic Development Corporation              MHRB      =  Multi-Family Housing Revenue Bond
      EDFA     =  Economic Development Finance Authority        PCFA      =  Pollution Control Finance Authority
      EDRB     =  Economic Development Revenue Bond             PCRB      =  Pollution Control Revenue Bond
      GO       =  General Obligation                            RDRB      =  Residential Development Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RB        =  Revenue Bond
      HFA      =  Housing Finance Authority                     RN        =  Revenue Note
      HFC      =  Housing Finance Commission                    ROCs      =  Reset Option Certificates
      IDA      =  Industrial Development Authority              RRB       =  Resource Recover Bond
      IDC      =  Industrial Development Corporation            SPEARs    =  Short Puttable Exempt Receipts
      IDRB     =  Industrial Development Revenue Bond           TRAN      =  Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (unaudited):
------------------------------- --------------------------- ----------------------------
    Securities Maturing in                Value                   % of Portfolio
------------------------------- --------------------------- ----------------------------
Less than 30 Days                       $ 318,317,820                 78.12%
31 through 60 Days                         10,109,143                  2.48
61 through 90 Days                         18,415,806                  4.52
91 through 120 Days                         1,000,000                  0.24
121 through 180 Days                       33,888,505                  8.32
Over 180 Days                              25,733,496                  6.32
------------------------------- --------------------------- ----------------------------
Total                                    $407,464,770                100.00%
------------------------------- --------------------------- ----------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)
MARCH 31, 2009

================================================================================

------------------------- ----------------------------- ------------------------------
         States                      Value                     % of Portfolio
------------------------- ----------------------------- ------------------------------
Alabama                           $   1,655,000                       0.41%
Arizona                               6,735,000                       1.65
California                            7,046,000                       1.73
Colorado                             16,550,000                       4.06
Connecticut                           6,500,000                       1.60
District of Columbia                  5,000,000                       1.23
Florida                              26,581,000                       6.52
Georgia                              22,265,000                       5.46
Illinois                             29,655,000                       7.28
Indiana                               2,400,000                       0.59
Iowa                                  5,700,000                       1.40
Kentucky                             11,505,000                       2.82
Louisiana                             6,860,000                       1.68
Michigan                             21,924,143                       5.38
Minnesota                               400,000                       0.10
Mississippi                           7,620,000                       1.87
Missouri                              1,000,000                       0.25
Nebraska                              3,600,000                       0.88
Nevada                               11,155,000                       2.74
New Jersey                           14,000,000                       3.44
New York                             24,239,542                       5.95
North Carolina                       12,265,000                       3.01
Ohio                                 16,028,871                       3.93
Oklahoma                              1,165,000                       0.29
Pennsylvania                          8,175,000                       2.01
Puerto Rico                           4,014,144                       0.98
South Carolina                       21,755,000                       5.34
Texas                                11,790,000                       2.89
Utah                                  7,370,400                       1.81
Vermont                               1,000,000                       0.25
Virginia                              4,685,000                       1.15
Washington                            8,120,000                       1.99
West Virginia                         5,000,000                       1.23
Wisconsin                            57,305,670                      14.06
Other Territories                    16,400,000                       4.02
------------------------- ----------------------------- ------------------------------
Total                             $ 407,464,770                     100.00%
------------------------- ----------------------------- ------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      407,464,770
  Accrued interest receivable.......................................................               1,491,326
  Prepaid expenses..................................................................                  53,627
  Other assets......................................................................                   2,424
                                                                                          ------------------
         Total assets...............................................................             409,012,147
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................                 222,102
  Due to Custodian..................................................................               5,278,091
  Accrued expenses..................................................................                  70,886
  Dividends payable.................................................................                  37,305
                                                                                          ------------------
         Total liabilities..........................................................               5,608,384
                                                                                          ------------------
  Net assets........................................................................      $      403,403,763
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $      403,310,783
  Accumulated net realized gains....................................................                  16,079
  Accumulated undistributed net investment income ..................................                  76,901
                                                                                          ------------------
  Net assets........................................................................      $      403,403,763
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding       Net Asset Value
Institutional Shares........................         $4,061,039              4,062,309                 $1.00
Institutional Service Shares................           $248,488                248,566                 $1.00
Short Term Income Shares....................        $60,907,131             60,926,172                 $1.00
Retail Shares...............................       $151,744,914            151,792,353                 $1.00
Advantage Shares............................       $186,442,191            186,500,477                 $1.00

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2009

================================================================================

INVESTMENT INCOME

Income:
    Interest........................................................................    $        9,631,352
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               533,987
    Administration fee..............................................................               222,495
    Shareholder servicing fee (Institutional Service Shares)........................                   508
    Shareholder servicing fee (Short Term Income Shares)............................               195,210
    Shareholder servicing fee (Retail Shares).......................................               412,740
    Shareholder servicing fee (Advantage Shares)....................................               494,094
    Distribution fee (Short Term Income Shares).....................................               351,378
    Distribution fee (Retail Shares)................................................             1,073,125
    Distribution fee (Advantage Shares).............................................             1,482,283
    Custodian expenses..............................................................                25,438
    Shareholder servicing and related shareholder expenses+.........................               165,727
    Legal, compliance and filing fees...............................................               202,671
    Audit and accounting............................................................               181,353
    Trustees' fees and expenses.....................................................                42,987
    Other...........................................................................               102,212
                                                                                       ------------------
    Total expenses..................................................................             5,486,208
          Less: Fees waived (Note 2)................................................            (1,110,911)
                Expense paid indirectly (Note 4)....................................                (1,360)
                                                                                        ------------------
    Net expenses....................................................................             4,373,937
                                                                                        ------------------
    Net investment income...........................................................             5,257,415
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                26,580
                                                                                        ------------------
Increase in net assets from operations..............................................    $        5,283,995
                                                                                        ==================

+  Includes class specific transfer agency expenses of $794, $41, $39,042, and $82,547 for the Institutional,
   Institutional Service, Short Term Income, and Retail Shares, respectively.

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2009 AND 2008

================================================================================

                                                                              2009                         2008
                                                                              ----                         ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $     5,257,415             $     10,839,398
    Net realized gain on investments..............................              26,580                       34,502
                                                                       ---------------             ----------------
Increase in net assets from operations............................           5,283,995                   10,873,900
Dividends to shareholders from net investment income *:
    Institutional Shares .........................................             (76,735)                     (47,801)
    Institutional Service Shares .................................              (3,430)                        (377)
    Short Term Income Shares .....................................          (1,100,222)                  (3,142,101)
    Retail Shares.................................................          (1,869,045)                  (3,506,790)
    Advantage Shares..............................................          (2,207,983)                  (4,142,329)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................          (5,257,415)                 (10,839,398)
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................             204,579                    3,847,231
    Institutional Service Shares..................................             138,155                      100,321
    Short Term Income Shares......................................         (32,321,570)                  (5,174,033)
    Retail Shares.................................................         (19,177,448)                  73,422,037
    Advantage Shares..............................................         (35,437,062)                  85,387,834
    Net asset value of shares issued in connection with merger of Cortland
    Municipal into Retail Shares..................................                 -0-                    6,256,528
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Class A into Retail Shares...............................                 -0-                   28,913,828
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Class B into Short Term Income Shares....................                 -0-                   40,438,840
    Net asset value of shares issued in connection with merger of Daily Tax
    Free Thornburg Shares into Retail Shares......................                 -0-                   20,445,665
                                                                       ---------------             ----------------
          Total capital share transactions........................         (86,593,346)                 253,638,251
                                                                       ---------------             ----------------
    Total increase (decrease).....................................         (86,566,766)                 253,672,753
Net assets:
    Beginning of year.............................................         489,970,529                  236,297,776
                                                                       ---------------             ----------------
     End of year..................................................     $   403,403,763             $    489,970,529
                                                                       ===============             ================
Undistributed net investment income...............................     $        76,901             $         55,255
                                                                       ===============             ================

* Designated as exempt-interest dividends for income tax purposes.

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS


================================================================================

                                                                 Years Ended March 31,           Commencement of Operations
                                                           ------------------------------        October 30, 2006 through
 Institutional shares                                         2009                  2008               March 31, 2007
 --------------------                                      ---------             ---------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                 $   1.00
                                                            ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................         0.019                 0.033                    0.006
    Net realized and unrealized gain(loss)  on investments      0.000                 0.000                     --
                                                            ---------             ---------                ---------
    Total from investment operations...................         0.019                 0.033                    0.006
                                                            ---------             ---------                ---------
Less distributions from:
    Dividends from net investment income...............        (0.019)               (0.033)                  (0.006)
    Net realized gain on investments...................          --                  (0.000)                    --
                                                            ---------             ---------                ---------
    Total Distributions................................        (0.019)               (0.033)                  (0.006)
                                                            ---------             ---------                ---------
Net asset value, end of period.........................     $   1.00              $   1.00                 $   1.00
                                                            =========             =========                =========
Total Return...........................................         1.96%                 3.35%                    0.60%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $   4,061             $   3,856                $     10
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................         0.23%                 0.20%                    0.20%(c)
    Net investment income..............................         1.93%                 2.87%                    3.44%(c)
    Management and administration fees waived..........         0.10%                 0.13%                    0.16%(c)
    Expenses paid indirectly...........................         0.00%                 0.00%                     --

                                                                  Years Ended March 31,            Commencement of Operations
                                                          --------------------------------          March 19, 2007 through
Institutional Service shares                                  2009                  2008               March 31, 2007
----------------------------                              ---------              ---------              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                $   1.00
                                                            ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................         0.017                 0.030                   0.001
    Net realized and unrealized gain(loss)  on investments      0.000                 0.000                    --
                                                            ---------             ---------                ---------
    Total from investment operations...................         0.017                 0.030                   0.001
                                                            ---------             ---------                ---------
Less distributions from:
    Dividends from net investment income...............        (0.017)               (0.030)                 (0.001)
    Net realized gain on investments...................          --                  (0.000)                   --
                                                            ---------             ---------                ---------
    Total Distributions................................        (0.017)               (0.030)                 (0.001)
                                                            ---------             ---------                ---------
Net asset value, end of period.........................     $   1.00              $   1.00                $   1.00
                                                            =========             =========                =========
Total Return...........................................         1.70%                 3.09%                   0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $     249             $     110               $     10
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................         0.48%                 0.45%                   0.42%(c)
    Net investment income..............................         1.69%                 2.81%                   3.25%(c)
    Management and administration fees waived..........         0.10%                 0.13%                   0.16%(c)
    Transfer Agency Account fees waived................          --                   0.01%                    --
    Expenses paid indirectly...........................         0.00%                 0.00%                    --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                               Years Ended March 31,            Commencement of Operations
                                                           ------------------------------        February 20, 2007 through
Short Term Income shares                                       2009                 2008               March 31, 2007
------------------------                                   ---------             ---------              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                 $  1.00
                                                            ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................         0.014                 0.027                   0.003
    Net realized and unrealized gain(loss)  on investments      0.000                 0.000                    --
                                                            ---------             ---------                ---------
    Total from investment operations...................         0.014                 0.027                   0.003
                                                            ---------             ---------                ---------
Less distributions from:
    Dividends from net investment income...............        (0.014)               (0.027)                 (0.003)
    Net realized gain on investments...................          --                  (0.000)                   --
                                                            ---------             ---------                ---------
    Total Distributions................................        (0.014)               (0.027)                 (0.003)
                                                            ---------             ---------                ---------
Net asset value, end of period.........................     $   1.00              $   1.00                 $  1.00
                                                            =========             =========                =========
Total Return...........................................         1.39%                 2.78%                   0.29%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $  60,907             $  93,233                $ 57,915
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................         0.78%                 0.76%                   0.76%(c)
    Net investment income..............................         1.41%                 2.74%                   2.89%(c)
    Management and administration fees waived..........         0.10%                 0.13%                   0.16%(c)
    Distribution fees waived...........................         0.17%                 0.17%                   0.17%(c)
    Expenses paid indirectly...........................         0.00%                 0.00%                    --

                                                                 Years Ended March 31,            Commencement of Operations
                                                            -------------------------------        December 8, 2006 through
Retail shares                                                 2009                  2008               March 31, 2007
-------------                                               ---------             ---------            ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                 $  1.00
                                                            ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................         0.011                 0.025                   0.008
    Net realized and unrealized gain(loss)  on investments      0.000                 0.000                    --
                                                            ---------             ---------                ---------
    Total from investment operations...................         0.011                 0.025                   0.008
                                                            ---------             ---------                ---------
Less distributions from:
    Dividends from net investment income...............        (0.011)               (0.025)                 (0.008)
    Net realized gain on investments...................          --                  (0.000)                   --
                                                            ---------             ---------                ---------
    Total Distributions................................        (0.011)               (0.025)                 (0.008)
                                                            ---------             ---------                ---------
Net asset value, end of period.........................     $   1.00              $   1.00                 $  1.00
                                                            =========             =========                =========
Total Return...........................................         1.15%                 2.54%                   0.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 151,745             $ 170,909                $ 41,817
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................         1.02%                 1.00%                   1.00%(c)
    Net investment income..............................         1.13%                 2.38%                   2.65%(c)
    Management and administration fees waived..........         0.10%                 0.13%                   0.16%(c)
    Distribution fees waived...........................         0.13%                 0.13%                   0.10%(c)
    Transfer Agency Account fees waived................          --                    --                     0.03%(c)
    Expenses paid indirectly...........................         0.00%                 0.00%                    --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)


================================================================================

                                                               Years Ended March 31,            Commencement of Operations
                                                           ------------------------------        November 2, 2006 through
Advantage Shares                                                2009                 2008               March 31, 2007
----------------                                           ---------             ---------              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $   1.00              $   1.00                 $   1.00
                                                            ---------             ---------                ---------
Income from investment operations:
    Net investment income..............................         0.011                 0.025                    0.011
    Net realized and unrealized gain(loss)  on investments     (0.000)                0.000                     --
                                                            ---------             ---------                ---------
    Total from investment operations...................         0.011                 0.025                    0.011
                                                            ---------             ---------                ---------
Less distributions from:
    Dividends from net investment income...............        (0.011)               (0.025)                  (0.011)
    Net realized gain on investments...................          --                  (0.000)                    --
                                                            ---------             ---------                ---------
    Total Distributions................................        (0.011)               (0.025)                  (0.011)
                                                            ---------             ---------                ---------
Net asset value, end of period.........................     $   1.00              $   1.00                 $   1.00
                                                            =========             =========                =========
Total Return...........................................         1.12%                 2.52%                    1.09%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................     $ 186,442             $ 221,862                $ 136,546
Ratios to average net assets:
    Expenses (net of fees waived) (b)..................         1.04%                 1.02%                    1.02%(c)
    Net investment income..............................         1.12%                 2.41%                    2.65%(c)
    Management and administration fees waived..........         0.10%                 0.13%                    0.16%(c)
    Distribution fees waived...........................         0.16%                 0.16%                    0.16%(c)
    Expenses paid indirectly...........................         0.00%                 0.00%                     --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

     The accompanying notes are an integral part of these financial statements.

                                           [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS



================================================================================

1. Summary of Accounting Policies
Daily Income Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each portfolio has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares. Commencement of operations for each of the share classes began as follows:

                                        Money Market        U.S. Treasury        U.S. Government        Municipal
      Share classes                       Portfolio           Portfolio             Portfolio           Portfolio
      -------------                       ---------           ---------            -----------          ---------
 Institutional shares............         May 13, 1994    November 18, 1996  Liquidated 12/11/08     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995       March 19, 2007       March 19, 2007
 Investor shares.................    November 28, 2006    February 21, 2007   Not Active ("N/A")                  N/A
 Short Term Income shares........    February 12, 2007     November 2, 2006                  N/A    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006    December 12, 2006     December 8, 2006
 Pinnacle shares.................        July 29, 1999        July 29, 1999  Not Offered ("N/O")                  N/O
 Advantage shares................     November 1, 2006                  N/O     November 2, 2006     November 2, 2006
 Xpress shares...................        June 20, 2007                  N/O                  N/O                  N/O

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -

   Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Securities Transactions and Investment Income -

   Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

   c) Repurchase Agreements -

   All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio's investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

   d) Federal Income Taxes -

   It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required in the financial statements.
   Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

--------------------------------------------------------------------------------





================================================================================
1. Summary of Accounting Policies (Continued)

   e) Dividends and Distributions -

   Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

   f) Accounting Estimates -

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   g) Representations and Indemnifications -

   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   h) Allocation of Income and Expenses -

   Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2009, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

   i) Risks -

   Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

   The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

   The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

   Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio's investment in municipal securities.

   There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

   In a low interest rate environment, such as the environment that existed at March 31, 2009, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the "TA"), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)



================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                        Shareholder Servicing Fees       Distribution Fees
                                        --------------------------       -----------------
Institutional Shares........................       -0-                          -0-
Institutional Service Shares................      0.25%                         -0-
Investor Shares.............................      0.25%                        0.20%
Short Term Income Shares....................      0.25%                        0.45%
Retail Shares...............................      0.25%                        0.65%
Pinnacle Shares.............................       -0-                          -0-
Advantage Shares............................      0.25%                        0.75%
Xpress Shares...............................      0.25%                        0.75%

As of March 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

                                             Money Market      U.S. Treasury      U.S. Government          Municipal
     Fee Type/ Affiliate                       Portfolio          Portfolio           Portfolio            Portfolio
     -------------------                       ----------        ----------           ---------            ---------
Investment management fees/Manager..........    $404,135           $128,104            $122,250              $42,054
Administration fees/Manager.................         -0-                -0-              50,938               77,522
Shareholder servicing fees/Distributor......     315,500             46,590              89,187               30,508
Distribution fees/Distributor...............     626,781                491             155,341               62,778
Sub-Accounting Fees/TA......................       1,313                -0-                 -0-                  -0-
Transfer agency fees/TA.....................      91,877             30,329               8,378                9,240
                                               ----------        ----------           ---------            ---------
Total.......................................   $1,439,606          $205,514            $426,094             $222,102
                                               ==========        ==========           =========            =========

For the year ended March 31, 2009, the following fees were voluntarily waived by the Manager, Distributor and TA:

                                                          Money Market      U.S. Treasury    U.S. Government         Municipal
                                                           Portfolio         Portfolio          Portfolio            Portfolio
                                                          ----------         ----------        ----------           ----------
Investment management fees..................                $488,414               $-0-              $-0-             $302,351
Administration fees.........................               2,762,925            471,402           526,642              144,972
Shareholder servicing fees - Institutional Service shares     34,617             77,128               -0-                  -0-
Shareholder servicing fees - Investor shares                   7,100            105,146               N/A                  N/A
Shareholder servicing fees - Short Term Income shares            -0-             69,812               N/A                  -0-
Shareholder servicing fees - Retail shares..                   3,850             11,518               -0-                  -0-
Distribution fees - Investor shares.........                 127,085            287,274               N/A                  N/A
Distribution fees - Short Term Income shares                  72,201            378,800               N/A              132,743
Distribution fees - Retail shares...........               1,985,196             67,463           303,832              214,625
Distribution fees - Advantage shares........               3,731,891                N/O         2,073,980              316,220
Distribution fees - Xpress shares...........                      37                N/O               N/O                  N/O
Transfer agency fees - Institutional shares.                  73,287                -0-               -0-                  -0-
Transfer agency fees - Pinnacle shares......                  24,604                -0-               N/O                  N/O
                                                          ----------         ----------        ----------           ----------
Total.......................................              $9,311,207         $1,468,543        $2,904,454           $1,110,911
                                                          ==========         ==========        ==========           ==========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Currently, the Fund's investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below ("the Expense Cap Arrangement"). The Expense Cap Arrangement may not be modified or terminated before August 1, 2009, without prior approval of the Fund's Board of Trustees.

                                             Money Market      U.S. Treasury      U.S. Government         Municipal
      Share classes                           Portfolio          Portfolio            Portfolio           Portfolio
      -------------                           ---------          ---------            ---------           ---------
 Institutional shares...................          0.25%              0.25%                  N/A               0.25%
 Institutional Service shares...........          0.50%              0.50%                0.50%               0.50%
 Investor shares........................          0.70%              0.68%                  N/A                 N/A
 Short Term Income shares...............          0.99%              0.95%                  N/A               0.81%
 Retail shares..........................          1.05%              1.05%                1.05%               1.05%
 Pinnacle shares........................          0.25%              0.25%                  N/O                 N/O

In light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Manager and/or Distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund's Board of Trustees has agreed that the Manager and Distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Manager and/or Distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Manager and Distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense borne. The Manager and Distributor have determined and the Fund's Board of Trustees have approved that the fee waivers eligible for reimbursement are those occurring after January 31, 2009.

For the period February 1 through March 31, 2009, the following fees may be reimbursed to the Manager and Distributor in a later period:

                                                         Money Market      U.S. Treasury      U.S. Government        Municipal
                                                           Portfolio         Portfolio           Portfolio           Portfolio
                                                            --------         --------            --------             --------
Investment management fees..................                $154,938             $-0-                 $-0-             $79,990
Administration fees.........................                 387,345          102,733               97,789              33,329
Shareholder servicing fees - Institutional Service shares      3,254              304                  -0-                 -0-
Shareholder servicing fees - Investor shares                     -0-            2,514                 N/A                  N/A
Shareholder servicing fees - Short Term Income shares            -0-            1,757                 N/A                  -0-
Shareholder servicing fees - Retail shares..                     -0-            3,020                 -0-                  -0-
Distribution fees - Investor shares.........                  21,651           65,759                 N/A                  N/A
Distribution fees - Short Term Income shares                  12,510          109,482                 N/A               17,843
Distribution fees - Retail shares...........                 318,785           11,764              81,832               32,746
                                                            --------         --------            --------             --------
Total.......................................                $898,483         $297,333            $179,621             $163,908
                                                            ========         ========            ========             ========

The Manager's and Distributor's right to receive expense reimbursements for the above amounts expires on March 31, 2011.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the New Jersey Daily Municipal Income Fund, Inc.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)



================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2009 these fees after waivers amounted to:

                                                Money Market     U.S. Treasury       U.S. Government        Municipal
                                                  Portfolio        Portfolio            Portfolio           Portfolio
                                                  ---------        ---------            ---------           ----------
                                            Amount      %       Amount     %        Amount      %        Amount      %
                                            ------      -       ------     -        ------      -        ------      -
 Institutional shares.................   $   37,854   0.01%    $111,521   0.02%    $     3     *       $    794    0.02%
 Institutional Service shares.........       63,582   0.02%      53,327   0.02%         49     0.02%         33    *
 Investor shares......................      158,859   0.05%     127,378   0.05%        N/A                  N/A
 Short Term Income shares.............      172,143   *          87,030   0.05%        N/A               39,034    0.05%
 Retail shares........................      708,898   0.05%      11,749   *         89,895     0.05%     82,509    0.05%
 Pinnacle shares......................       13,806   0.01%      17,436   0.02%        N/O                  N/O
                                         ----------            --------            -------             --------
    Total.............................   $1,155,142            $408,441            $89,947             $122,370
                                         ==========            ========            =======             ========

* Per account

The Delafield Fund, Inc., an affiliated fund, invests its excess cash in accordance with Rule 12d-1 of the 1940 Act into the Daily Income Fund - Money Market Portfolio - Institutional Class Shares. For the year ended March 31, 2009, The Delafield Fund has invested an average of $89,667,162 and as of March 31, 2009, has an investment of $46,669,000. Natixis Global Asset Management, LP ("NGAM LP"), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund - Money Market Portfolio - Institutional shares. For the year ended March 31, 2009, NGAM LP has invested an average of $310,932,174 and as of March 31, 2009 has an investment of $53,962,750. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invest their excess cash in Daily Income Fund that are not material to that entity.

As of March 31, 2009, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2009, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

                                               Money Market     U.S. Treasury        U.S. Government       Municipal
     Transaction Type                            Portfolio        Portfolio             Portfolio          Portfolio
     ----------------                            ---------        ---------             ---------          ---------
Purchases...................................  $269,824,894            $-0-                 $-0-         $239,173,000
Sales.......................................           -0-             -0-                  -0-          245,938,000
Gains/(losses)..............................           -0-             -0-                  -0-                  -0-

--------------------------------------------------------------------------------





================================================================================

4. Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government Portfolios the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit will be offset against the Portfolio's safekeeping fees which are included as part of the custodian expenses.

For the year ended March 31, 2009, the breakdown of expenses paid indirectly by each Portfolio were as follows:

                                               Money Market     U.S. Treasury      U.S. Government      Municipal
                                                Portfolio         Portfolio           Portfolio         Portfolio
                                                ---------         ---------           ---------         ---------
Custodian expenses..........................      $9,824            $1,701               $-0-             $1,360
                                                  ======            ======               ====             ======

5. Transactions in Shares of Beneficial Interest

At March 31, 2009, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

                                                       Year Ended                            Year Ended
Money Market Portfolio                               March 31, 2009                       March 31, 2008
----------------------                               --------------                       --------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------  ---------------     ----------------   ---------------
Sold......................................$ 25,952,698,568   25,952,698,568     $ 14,990,645,052    14,990,645,052
Issued on reinvestment of dividends.......      14,072,031       14,072,031           29,569,001        29,569,001
Redeemed.................................  (26,423,145,467) (26,423,145,467)     (14,908,254,816)  (14,908,254,816)
Additional paid-in-capital*...............           3,659              -0-                  -0-               -0-
                                          ----------------  ---------------     ----------------   ---------------
Net increase (decreases) .................$   (456,371,209)    (456,374,868)    $    111,959,237       111,959,237
                                          ================  ===============     ================   ===============
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------  ---------------     ----------------   ---------------
Sold......................................$  2,546,277,747    2,546,277,747     $  1,810,227,955     1,810,227,955
Issued on reinvestment of dividends.......       7,442,016        7,442,016           12,054,054        12,054,054
Redeemed..................................  (2,614,551,658)  (2,614,551,658)      (1,829,537,807)   (1,829,537,807)
Additional paid-in-capital*...............           2,387              -0-                  -0-               -0-
                                          ----------------  ---------------     ----------------   ---------------
Net increase (decreases) .................$    (60,829,508)     (60,831,895)    $     (7,255,798)       (7,255,798)
                                          ================  ===============     ================   ===============
Investor Shares                               Net Assets          Shares           Net Assets          Shares
---------------                           ----------------  ---------------     ----------------   ---------------
Sold......................................$  1,463,422,535    1,463,422,535     $    895,721,451       895,721,451
Issued on reinvestment of dividends.......       6,470,811        6,470,811            9,881,325         9,881,325
Redeemed..................................  (1,448,604,571)  (1,448,604,571)        (878,345,327)     (878,345,327)
Shares issued with merger (a).............             -0-              -0-          137,343,403       137,343,403
Additional paid-in-capital*...............           4,053              -0-                  -0-               -0-
                                          ----------------  ---------------     ----------------   ---------------
Net increase (decreases) .................$     21,292,828       21,288,775     $    164,600,852       164,600,852
                                          ================  ===============     ================   ===============
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------  ---------------     ----------------   ---------------
Sold......................................$  1,357,867,376    1,357,867,376     $  1,927,769,280     1,927,769,280
Issued on reinvestment of dividends.......       4,459,548        4,459,548            8,493,927         8,493,927
Redeemed..................................  (1,397,492,153)  (1,397,492,153)      (1,736,593,469)   (1,736,593,469)
Shares issued with merger (a).............             -0-              -0-           40,741,544        40,741,544
Additional paid-in-capital*...............           3,132              -0-                  -0-               -0-
                                          ----------------  ---------------     ----------------   ---------------
Net increase (decreases) .................$    (35,162,097)     (35,165,229)    $    240,411,282       240,411,282
                                          ================  ===============     ================   ===============

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)



================================================================================

5. Transactions in Shares of Beneficial Interest (Continued)

                                                      Year Ended                            Year Ended
Money Market Portfolio                              March 31, 2009                       March 31, 2008
----------------------                              --------------                       --------------
Retail Shares                                Net Assets          Shares           Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$ 3,651,004,571    3,651,004,571      $ 4,656,278,890    4,656,278,890
Issued on reinvestment of dividends.......     24,257,365       24,257,365           52,018,793       52,018,793
Redeemed..................................  3,729,788,565)  (3,729,788,565)      (4,203,101,571)  (4,203,101,571)
Shares issued with merger (a).............            -0-              -0-           36,753,053       36,756,343
Additional paid-in-capital*...............         16,360              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (54,510,269)     (54,526,629)     $   541,949,165      541,952,455
                                          ===============  ===============      ================ ===============
Pinnacle Shares                              Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   239,504,424      239,504,424      $   206,875,371      206,875,371
Issued on reinvestment of dividends.......      4,601,277        4,601,277            8,159,098        8,159,098
Redeemed..................................   (219,290,758)    (219,290,758)        (207,849,882)    (207,849,882)
Additional paid-in-capital*...............          2,391              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) ..................$    24,817,334       24,814,943     $     7,184,587        7,184,587
                                          ===============  ===============      ================ ===============
Advantage Shares                             Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$ 1,725,993,844    1,725,993,844      $ 4,908,390,896    4,908,390,896
Issued on reinvestment of dividends.......     39,150,598       39,150,598          135,201,857      135,201,857
Redeemed..................................  3,511,234,644)  (3,511,234,644)      (4,705,503,694)  (4,705,503,694)
Additional paid-in-capital*...............         20,972              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$(1,746,069,230)  (1,746,090,202)     $   338,089,059      338,089,059
                                          ===============  ===============      ================ ===============

                                                                                       Commencement of Operations
                                                                                          June 20, 2007 through
                                                                                             March 31, 2008
                                                                                             --------------
Xpress Shares                                Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   431,916,022      431,916,022      $ 2,717,706,062    2,717,706,062
Issued on reinvestment of dividends.......      3,678,745        3,678,745           31,077,996       31,077,996
Redeemed..................................   (436,531,363)    (436,531,363)      (2,476,571,187)  (2,476,571,187)
Additional paid-in-capital*...............          3,786              -0-                  -0-              -0-
                                          ----------------  --------------      ---------------- --------------
Net increase (decreases)..................$      (932,810)        (936,596)     $   272,212,871      272,212,871
                                          ===============  ===============      ================ ===============

--------------------------------------------------------------------------------





================================================================================

5. Transactions in Shares of Beneficial Interest (Continued)

U.S. Treasury Portfolio
                                                        Year Ended                            Year Ended
                                                      March 31, 2009                       March 31, 2008
                                                      --------------                       --------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------  ---------------     ---------------- ---------------
Sold......................................$ 4,897,862,093    4,897,862,093      $ 4,536,481,973    4,536,481,973
Issued on reinvestment of dividends.......      5,411,509        5,411,509           27,132,074       27,132,074
Redeemed.................................. (4,921,081,322)  (4,921,081,322)      (4,609,122,550)  (4,609,122,550)
Additional paid-in-capital*...............          8,796              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (17,798,924)     (17,807,720)     $   (45,508,503)     (45,508,503)
                                          ===============  ===============      ================ ===============
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------  ---------------     ---------------- ---------------
Sold......................................$ 1,331,082,461    1,331,082,461      $ 1,379,265,207    1,379,265,207
Issued on reinvestment of dividends.......      1,700,463        1,700,463            9,245,471        9,245,471
Redeemed.................................. (1,430,726,067)  (1,430,726,067)      (1,306,263,009)  (1,306,263,009)
Additional paid-in-capital*...............          4,222              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (97,938,921)     (97,943,143)     $    82,247,669       82,247,669
                                          ===============  ===============      ================ ===============
Investor Shares                               Net Assets          Shares           Net Assets          Shares
---------------                           ----------------  ---------------     ---------------- ---------------
Sold......................................$ 1,395,831,576    1,395,831,576      $   915,435,582      915,435,582
Issued on reinvestment of dividends.......      1,804,400        1,804,400            7,365,733        7,365,733
Redeemed.................................. (1,455,212,283)  (1,455,212,283)        (840,690,743)    (840,690,743)
Shares issued with merger (a).............            -0-              -0-           53,257,284       53,257,284
Additional paid-in-capital*...............          3,692              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (57,572,615)     (57,576,307)     $   135,367,856      135,367,856
                                          ===============  ===============      ================ ===============
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------  ---------------     ---------------- ---------------
Sold......................................$   610,899,466      610,899,466      $   825,189,251      825,189,251
Issued on reinvestment of dividends.......        963,834          963,834            4,502,404        4,502,404
Redeemed..................................   (598,568,178)    (598,568,178)        (693,274,372)    (693,274,372)
Shares issued with merger (a).............            -0-              -0-           15,759,403       15,759,403
Additional paid-in-capital*...............          3,152              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$    13,298,274       13,295,122      $   152,176,686      152,176,686
                                          ===============  ===============      ================ ===============
Retail Shares                                Net Assets          Shares           Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   201,230,057      201,230,057      $    71,335,591       71,335,591
Issued on reinvestment of dividends.......         87,535           87,535               58,708           58,708
Redeemed..................................   (211,884,653)    (211,884,653)         (50,789,515)     (50,789,515)
Additional paid-in-capital*...............            181              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (10,566,880)     (10,567,061)     $    20,604,784       20,604,784
                                          ===============  ===============      ================ ===============
 Pinnacle Shares                              Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   116,597,525      116,597,525      $    98,444,058       98,444,058
Issued on reinvestment of dividends.......        804,579          804,579            2,191,008        2,191,008
Redeemed..................................   (112,388,537)    (112,388,537)         (69,631,426)     (69,631,426)
Additional paid-in-capital*...............          1,308              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$     5,014,875        5,013,567      $    31,003,640       31,003,640
                                          ===============  ===============      ================ ===============

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)




================================================================================

5. Transactions in Shares of Beneficial Interest (Continued)

U.S. Government Portfolio

                                                       Year Ended                            Year Ended
                                                      March 31, 2009                       March 31, 2008
                                                      --------------                       --------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------  ---------------     ---------------- ---------------
Sold......................................$           -0-              -0-      $        10,429           10,429
Issued on reinvestment of dividends.......            130              130                  473              473
Redeemed..................................        (10,603)         (10,603)             (10,429)         (10,429)
Additional paid-in-capital*...............              1              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$       (10,472)         (10,473)      $          473              473
                                          ===============  ===============      ================ ===============
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------  ---------------     ---------------- ---------------
Sold......................................$     2,744,688        2,744,688      $     3,610,769        3,610,769
Issued on reinvestment of dividends.......          3,624            3,624                9,972            9,972
Redeemed..................................     (2,801,098)      (2,801,098)          (3,295,012)      (3,295,012)
Additional paid-in-capital*...............            258              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$       (52,528)         (52,786)     $       325,729          325,729
                                          ===============  ===============      ================ ===============
Retail Shares                                Net Assets          Shares           Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$ 1,867,496,574    1,867,496,574      $   960,561,944      960,561,944
Issued on reinvestment of dividends.......      1,117,796        1,117,796            3,731,782        3,731,782
Redeemed.................................. (1,818,971,118)  (1,818,971,118)        (918,089,313)    (918,089,313)
Shares issued with merger (a).............            -0-              -0-           56,013,618       56,026,352
Additional paid-in-capital*...............          6,599              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$    49,649,851       49,643,252      $   102,218,031      102,230,765
                                          ===============  ===============      ================ ===============
Advantage Shares                             Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$ 1,626,943,379    1,626,943,379      $ 1,006,741,134    1,006,741,134
Issued on reinvestment of dividends.......      6,547,794        6,547,794           11,591,409       11,591,409
Redeemed.................................. (1,325,551,433)  (1,325,551,433)        (549,727,342)    (549,727,342)
Additional paid-in-capital*...............         (2,929)             -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   307,936,811      307,939,740      $   468,605,201      468,605,201
                                          ===============  ===============      ================ ===============

Municipal Portfolio
                                                       Year Ended                            Year Ended
                                                      March 31, 2009                       March 31, 2008
                                                      --------------                       --------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------  ---------------     ---------------- ---------------
Sold......................................$       284,180          284,180      $    10,521,314       10,521,314
Issued on reinvestment of dividends.......         78,534           78,534               44,000           44,000
Redeemed..................................       (157,636)        (157,636)          (6,718,083)      (6,718,083)
Additional paid-in-capital*...............           (499)             -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$       204,579          205,078      $     3,847,231        3,847,231
                                          ===============  ===============      ================ ===============
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------  ---------------     ---------------- ---------------
Sold......................................$       306,045          306,045      $       110,288          110,288
Issued on reinvestment of dividends.......          3,405            3,405                  321              321
Redeemed..................................       (171,205)        (171,205)             (10,288)         (10,288)
Additional paid-in-capital*...............            (90)             -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$       138,155          138,245      $       100,321          100,321
                                          ===============  ===============      ================ ===============

--------------------------------------------------------------------------------





================================================================================

5. Transactions in Shares of Beneficial Interest (Continued)

Municipal Portfolio

                                                       Year Ended                            Year Ended
                                                      March 31, 2009                       March 31, 2008
                                                      --------------                       --------------
 Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------  ---------------     ---------------- ---------------
Sold......................................$   405,335,530      405,335,530      $ 1,121,360,019    1,121,360,019
Issued on reinvestment of dividends.......      1,046,329        1,046,329            2,765,057        2,765,057
Redeemed..................................   (438,718,143)    (438,718,143)      (1,129,299,109)  (1,129,299,109)
Shares issued with merger (a).............            -0-              -0-           40,438,840       40,521,480
Additional paid-in-capital*...............         14,714              -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (32,321,570)     (32,336,284)     $    35,264,807       35,347,447
                                          ===============  ===============      ================ ===============
Retail Shares                                Net Assets          Shares           Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   790,943,350      790,943,350      $   917,892,821      917,892,821
Issued on reinvestment of dividends.......      1,802,909        1,802,909            3,335,826        3,335,826
Redeemed..................................   (811,918,034)    (811,918,034)        (847,806,610)    (847,806,610)
Shares issued with merger (a).............            -0-              -0-           55,616,021       55,725,216
Additional paid-in-capital*...............         (5,673)             -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$   (19,177,448)     (19,171,775)     $   129,038,058      129,147,253
                                          ===============  ===============      ================ ===============
Advantage Shares                             Net Assets          Shares            Net Assets          Shares
--------------------                      ---------------  ---------------      ---------------- ---------------
Sold......................................$   435,561,702      435,561,702      $   697,837,046      697,837,046
Issued on reinvestment of dividends.......      2,260,266        2,260,266            4,230,809        4,230,809
Redeemed..................................   (473,255,216)    (473,255,216)        (616,680,021)    (616,680,021)
Additional paid-in-capital*...............         (3,814)             -0-                  -0-              -0-
                                          ---------------  ---------------      ---------------- ---------------
Net increase (decreases) .................$  (35,437,062)      (35,433,248)     $    85,387,834       85,387,834
                                          ===============  ===============      ================ ===============

*During the fiscal year ended March 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

(a) On November 19, 2007, the Fund acquired assets and liabilities of the Cortland Trust, Inc., the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc., pursuant to a plan of reorganization approved by the Cortland Trust, Inc., the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc. on November 5, 2008. The transaction was structured to qualify as a tax free reorganization under the Internal Revenue Code of 1986, as amended.

6. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2009 and 2008 were as follows:

                           Money Market               U.S. Treasury             U.S. Government               Municipal
                            Portfolio                   Portfolio                  Portfolio                  Portfolio
                            ---------                   ---------                  ---------                  ---------
                       2009         2008           2009         2008            2009      2008           2009          2008
                       ----         ----           ----         ----            ----      ----           ----          ----
Ordinary Income   $101,094,260 $281,728,508    $10,955,534  $49,756,628    $7,488,201  $15,087,433    $   21,646   $     1,883
Tax-Exempt Income $        -0- $        -0-    $       -0-  $       -0-    $      -0-  $       -0-    $5,235,769   $10,837,515

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)



================================================================================

6. Tax Information (Continued)

At March 31, 2009, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

                                                Capital Loss                   Capital Loss             Expiration of
                                                  Utilized                      Remaining               Carryforwards
Money Market Portfolio                               -0-                        $       233                   2016
                                                                                  1,853,397                   2017
                                                                                -----------
   Total Money Market Portfolio                                                   1,853,630
U.S. Treasury Portfolio                              -0-                                -0-                    N/A
U.S. Government Portfolio                            -0-                             12,734                   2014
                                                                                     54,070                   2016
                                                                                     12,623                   2017
                                                                                -----------
   Total U.S. Government Portfolio                                                   79,427
Municipal Portfolio                              $10,501                                -0-                    N/A

At March 31, 2009, there were distributable earnings of $254,470, $62,791, $58,923 and $130,286 for the Money Market, U.S. Treasury, U.S. Government, and Municipal Portfolios, respectively.

As of and during the year ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.

7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

--------------------------------------------------------------------------------





================================================================================

7. Fair Valuation Measurements (Continued)

The following table summarizes the inputs used to value the Portfolio's investments as of March 31, 2009:

Valuation Inputs         Money Market Portfolio   U.S. Treasury Portfolio  U.S. Government Portfolio   Municipal Portfolio
----------------         ----------------------   -----------------------  -------------------------   -------------------
Level 1 - Quoted Prices    $             -0-       $                -0-      $              -0-        $               -0-
Level 2 - Other Significant
 Observable Inputs             4,664,009,146              1,255,120,514           1,187,433,325                407,464,770
Level 3 - Significant
  Unobservable Inputs                    -0-                        -0-                     -0-                        -0-
                           -----------------       --------------------      ------------------        -------------------
Total                      $   4,664,009,146       $      1,255,120,514      $    1,187,433,325        $       407,464,770
                           =================       ====================      ==================        ===================

For the year ended March 31, 2009, there were no Level 1 or 3 investments.


8. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 8,305,776,028. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

9. Subsequent Event

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

--------------------------------------------------------------------------------
DAILY INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




================================================================================

To The Board of Trustees and Shareholders of
Daily Income Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2009, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 27, 2009

--------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2009, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                          Qualified Interest
                                                                Income
                                                                ------
Daily Income Fund - Money Market Portfolio                         30%
Daily Income Fund - U.S. Treasury Portfolio                       100%
Daily Income Fund - U.S. Government Portfolio                     100%

TAX EXEMPT INCOME DISTRIBUTION

For the fiscal year ended March 31, 2009, the Municipal Portfolio paid tax-exempt distributions in the amount of $5,257,415.

--------------------------------------------------------------------------------
DAILY INCOME FUND
BOARD APPROVAL OF INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)


================================================================================

   On March 5, 2009, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board of Trustees (the "Trustees") of the Daily Income Fund (the "Fund") had considered the following factors:

   1)    The nature, extent and quality of services provided by the Manager.

   The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract;
(iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

   2)    The performance of the Fund and the Manager.

   The Trustees reviewed the investment performance of the Fund's Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a "Portfolio" and together, the "Portfolios"), on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month and one-, three-, five- and ten-year periods ended December 31, 2008 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year periods ended December 31, 2008 for the U.S. Government Portfolio and Municipal Portfolio. The peer group categories included: (i) the Fund's Money Market Portfolio and 14 other institutional money market funds, as classified by Lipper, as the peer group for the Money Market Portfolio; the Fund's U.S. Treasury Portfolio and eight other institutional U.S. Treasury money market funds, as classified by Lipper, as the peer group for the U.S. Treasury Portfolio; the Fund's U.S. Government Portfolio and seven other U.S. government money market funds, as classified by Lipper, as the peer group for the U.S. Government Portfolio; and the Fund's Municipal Portfolio and nine other tax-exempt money market funds, as classified by Lipper, as the peer group for the Municipal Portfolio; (ii) a competitors' class peer group for the Portfolios, representing the Fund's Money Market Portfolio and seven other institutional money market funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels; the Fund's U.S. Treasury Portfolio and three other institutional U.S. Treasury money market funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels; the Fund's U.S. Government Portfolio and five other U.S. Government money market funds that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels; and the Fund's Municipal Portfolio and five other tax-exempt money market funds and one institutional tax-exempt money market fund that are considered to be competitors of the Municipal Portfolio with similar distribution channels (these competitor's were provided by the Manager); and
(iii) a peer group for the Money Market Portfolio of all institutional money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Treasury Portfolio of all institutional U.S. Treasury money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Government Portfolio of all retail U.S. Government money market funds regardless of asset size or primary channel of distribution; a peer group for the Municipal Portfolio of all retail tax-exempt money market funds regardless of asset size or primary channel of distribution (the "Peer
Universe"). The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each
Portfolio's   performance  against  their  respective  Peer  Groups  to  provide objective comparative benchmarks against which they could assess each Portfolio's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio's performance, the Trustees noted that (i) the Money Market Portfolio's ranking against its Lipper performance universe was in the 1st quintile for the one-month, one-year, three-year, five-year and ten-year periods; (ii) the U.S. Treasury Portfolio's ranking against its Lipper performance universe was in the 4th quintile for the one-month period, the 3rd quintile for the one-year, three-year and five-year periods and the 2nd quintile for the ten-year period; (iii) the U.S. Government Portfolio's ranking against its Lipper performance universe was in the 5th quintile for the one-month period and the 4th quintile for the one-year period; and (iv) the Municipal Portfolio's ranking against its Lipper performance universe was in the 1st quintile for the one-month and one-year periods (the 1st quintile is the highest quintile).

--------------------------------------------------------------------------------





================================================================================
   2)    The performance of the Fund and the Manager, continued.

   In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

   In connection with the Trustees' consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios and the level of the combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Expense Peer Groups (noting that the only difference in the Expense Peer Groups from the Performance Peer Groups was that the Performance Universe was slightly larger than the Expense Universe). The Trustees also considered comparative total fund expenses of each class of the Portfolios and their respective Expense Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Expense Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Expense Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio's management fee was reasonable in light of these factors.

   The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Trustees and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

   4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

   With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)    Other Factors.

   In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

   Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

--------------------------------------------------------------------------------
DAILY INCOME FUND
TRUSTEES AND OFFICERS INFORMATION
(UNAUDITED)


================================================================================

                                           Trustees and Officers Information
                                                   March 31, 2009(1)

-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
                           Position(s)   Term of         Principal Occupation(s)          Number of              Other
    Name, Address(2),       Held with    Office                During Past              Portfolios in        Directorships
         and Age              Fund    and Length of              5 Years                 Fund Complex           held by
                                          Time                                           Overseen by            Trustee
                                        Served(3)                                          Trustee
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
Disinterested Trustees:
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Albert R. Dowden,           Trustee   Since 2006    Corporate Director/Trustee for   Director/Trustee    Director/Trustee
 Age 67                                              Annuity & Life Re (Holdings)     of eight              for Annuity &
                                                     Ltd., Boss Group, Ltd.,          portfolios               Life Re
                                                     Homeowners of American Holding                       (Holdings) Ltd.,
                                                     Corporation, Homeowners of                              Boss Group,
                                                     America Insurance Company and                        Ltd., Homeowners
                                                     AIM Funds.                                              of America
                                                                                                               Holding
                                                                                                          Corporation, AIM
                                                                                                              Funds and
                                                                                                              CompuDyne
                                                                                                            Corporation.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Carl Frischling, Esq.,      Trustee   Since 2006    Partner of Kramer Levin          Director/Trustee     Director of AIM
 Age 72                                              Naftalis & Frankel LLP (a law    of eight                 Funds.
                                                     firm) with which he has been     portfolios
                                                     associated with since 1994.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Edward A. Kuczmarski,       Trustee   Since 2006    Certified Public Accountant      Director/Trustee     Trustee of the
 Age 59                                              and Partner of Hays & Company    of ten               Empire Builder
                                                     LLP since 1980.                  portfolios            Tax Free Bond
                                                                                                              Fund and
                                                                                                           Director of ISI
                                                                                                               Funds.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 William Lerner, Esq.,       Trustee   Since 2006    Self-employed consultant to      Director/Trustee     Director of MTM
 Age 72                                              business entities and            of eight              Technologies,
                                                     entrepreneurs for corporate      portfolios                Inc.
                                                     governance and corporate
                                                     secretarial services.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Dr. W. Giles Mellon,        Trustee   Since 1987    Professor Emeritus of Business   Director/Trustee          None
 Age 78                                              Administration in the Graduate   of nine portfolios
                                                     School of Management, Rutgers
                                                     University with which he has
                                                     been associated with since
                                                     1966.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 James L. Schultz,           Trustee   Since 2006    Self-employed as a consultant.   Director/Trustee       Director of
 Age 72                                                                               of eight                Computer
                                                                                      portfolios           Research, Inc.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Robert Straniere, Esq.,    Trustee    Since 1987    Owner, Straniere Law Firm since  Director/Trustee       Director of
 Age 68                                              1980, NYS Assemblyman from 1981  of nine portfolios  Sparx Japan Funds to 2004. Partner,
                                                     Hantor-Davidoff law firm since
                                                     May, 2006. Partner, Gotham
                                                     Global Group since June, 2005.
                                                     President, NYC Hot Dog Co.,
                                                     since November, 2005. Counsel at
                                                     Fisher & Fisher from 1995 to
                                                     2006.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
 Dr. Yung Wong,             Trustee    Since 1987    Managing Director of Abacus      Director/Trustee       Director of
 Age 70                                              Associates, an investment        of nine portfolios     KOAH, Inc.,
                                                     firm, since 1996.                                     Director of the
                                                                                                           Senior Network
                                                                                                           and Director of
                                                                                                            Terion, Inc.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------

--------------------------------------------------------------------------------





================================================================================

                                           Trustees and Officers Information
                                                   March 31, 2009(1)

-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
                           Position(s)   Term of         Principal Occupation(s)          Number of              Other
    Name, Address(2),       Held with    Office                During Past              Portfolios in        Directorships
         and Age              Fund    and Length of              5 Years                 Fund Complex           held by
                                          Time                                           Overseen by            Trustee
                                        Served(3)                                          Trustee
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------
-
Interested Trustees/Officers:
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------

Steven W. Duff,       Trustee(4)    Since 1994    President and Chief Executive       Director/Trustee         None
Age 55                                            Officer of Reich & Tang Asset       of nine
                                                  Management, LLC ("RTAM, LLC"), a    portfolios
                      President     1994 to 2007  registered Investment Advisor and
                      and                         Chief Investment Officer of the
                      Trustee                     Mutual Funds Division of RTAM,
                                                  LLC.  Mr. Duff has been associated
                                                  with RTAM, LLC since 1994.  Mr.
                                                  Duff is also Director/Trustee of
                                                  five other funds in the Reich &
                                                  Tang Fund Complex. Prior to
                                                  December 2007 Mr. Duff was
                                                  President of the Fund and
                                                  President of eight other funds in
                                                  the Reich & Tang Fund Complex,
                                                  Principal Executive Officer of
                                                  Delafield Fund, Inc., and
                                                  President and Chief Executive
                                                  Officer of Tax Exempt Proceeds
                                                  Fund, Inc. Mr. Duff also serves as
                                                  a Director of Reich & Tang
                                                  Services, Inc. and Director, Chief
                                                  Executive Officer and President of
                                                  Reich & Tang Distributors, Inc.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------

Michael P. Lydon,     President     Since 2007    Executive Vice President of RTAM,                            None
Age 45                and                         LLC and President and Chief          Director/Trustee
                      Trustee(4)                  Executive Officer of the Mutual      of eight
                                                  Funds division of RTAM, LLC.         portfolios
                      Vice          2005 to 2007  Associated with RTAM, LLC since
                      President                   January 2005.  Mr. Lydon was Vice
                                                  President at Automatic Data
                                                  Processing from July 2000 to
                                                  December 2004.  Mr. Lydon is also
                                                  President and Director/Trustee of
                                                  four other funds in the Reich &
                                                  Tang Fund Complex, President to
                                                  New York Daily Tax Free Income
                                                  Fund, Inc., Principal Executive
                                                  Officer of Delafield Fund, Inc.,
                                                  and President and Chief Executive
                                                  Officer of Tax Exempt Proceeds
                                                  Fund, Inc.  Mr. Lydon also serves
                                                  as President, Chief Executive
                                                  Officer and Director for Reich &
                                                  Tang Services, Inc. and Executive
                                                  Vice President and Director of
                                                  Reich & Tang Distributors Inc.
                                                  Prior to 2007, Mr. Lydon was Vice
                                                  President of eleven other Funds
                                                  in the Reich & Tang Fund Complex.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------

Mia Bottarini,        Vice          Since 2008    Vice President of RTAM LLC. Ms.           N/A                N/A
Age 42                President                   Bottarini is also Vice President
                      and                         and Assistant Treasurer of seven
                      Assistant                   other funds in the Reich & Tang
                      Treasurer                   Complex. Ms. Bottarini has been
                                                  associated with RTAM LLC and its
                                                  predecessors since June 1984.
-------------------------- ---------- -------------- -------------------------------- ------------------- ------------------

================================================================================
DAILY INCOME FUND
TRUSTEES AND OFFICERS INFORMATION (CONTINUED)
(UNAUDITED)


--------------------------------------------------------------------------------

                                        Trustees and Officers Information
                                                   March 31, 2009(1)

--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------
                      Position(s)    Term of            Principal Occupation(s                   Number of         Other
    Name, Address(2),   Held with    Office                  During Past                       Portfolios in     Directorships
         and Age        Fund        and Length of              5 Years                         Fund Complex       held by
                                        Time                                                   Overseen by        Trustee
                                      Served(3)                                                 Trustee
--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------
Christopher Brancazio, Chief        Since 2007    Senior Vice President, Chief Compliance         N/A              N/A
                       Officer                    since September 2007. Mr. Brancazio is
                       and AML                    also Chief Compliance Officer and AML
                       Officer                    Officer of seven other funds in the
                                                  Reich & Tang Fund Complex.  From
                                                  February 2007 to August 2007, Mr.
                                                  Brancazio was a Compliance Officer at
                                                  Bank of New York Asset Management.
                                                  From March 2002 to February 2007 Mr.
                                                  Brancazio served as Vice President,
                                                  Chief Compliance Officer and AML
                                                  Officer of Trainer Wortham & Co. Inc.,
                                                  and the Trainer Wortham Mutual Funds.
                                                  Mr. Brancazio also serves as Senior
                                                  Vice President, Chief Compliance
                                                  Officer and AML Officer of Reich & Tang
                                                  Services, Inc. and Reich & Tang
                                                  Distributors, Inc.
--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------
Richard De Sanctis,   Vice          Since 2005    Executive Vice President and Chief              N/A              N/A
Age 52                President                   Operating Officer of RTAM LLC.
                                                  Associated with RTAM, LLC since 1990
                      Treasurer     1992 to 2004  Mr. De Sanctis is Vice President of
                      and                         seven other funds in the Reich & Tang
                      Assistant                   Fund Complex.  Executive Vice President,
                      Secretary                   Chief Financial Officer and Director of
                                                  Reich & Tang Services, Inc. Executive
                                                  Vice President, Chief Financial Officer
                                                  and Chief Operating Officer of Reich &
                                                  Tang Distributors, Inc.  Prior to
                                                  December 2004, Mr. De Sanctis was
                                                  Treasurer and Assistant Secretary of
                                                  eleven funds in the Reich & Tang Fund
                                                  Complex and Vice President, Treasurer
                                                  and Assistant Secretary of Cortland
                                                  Trust, Inc.
--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------
Chris Gill,           Vice          Since 2008    Senior Vice President and Assistant             N/A              N/A
 Age 44               President                   Secretary of RTAM LLC. Mr. Gill has
                                                  been associated with RTAM LLC and its
                                                  predecessor since February 1994. Mr.
                                                  Gill is also Vice President of seven
                                                  other funds in the Reich & Tang
                                                  Complex. Mr. Gill is also a Senior Vice
                                                  President and Director of Reich & Tang
                                                  Services, Inc.
--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------
 Joseph Jerkovich,    Treasurer     Since 2008    Senior Vice President and Chief                 N/A              N/A
 Age 41               and                         Financial Officer of RTAM, LLC and of
                      Assistant                   Reich & Tang Services, Inc.  Associated
                      Secretary                   with RTAM, LLC since September 2004.
                                                  Mr. Jerkovich is Treasurer and Assistant
                                                  Secretary of seven other funds in the
                                                  Reich & Tang Fund Complex.  From 2007 to
                      Vice          2007 to 2008  2008 Mr. Jerkovich was Vice President of
                      President                   eight Funds in the Reich & Tang Fund
                                                  Complex.  Mr. Jerkovich was Vice
                                                  President and Chief Investment Officer
                                                  at Winklevoss Consulting from May 2002
                                                  to June 2004.  Mr. Jerkovich is also
                                                  Senior Vice President and Controller of
                                                  Reich & Tang Distributors, Inc.
--------------------- ----------- --------------- ----------------------------------------- ----------------- --------------

--------------------------------------------------------------------------------





================================================================================

                                           Trustees and Officers Information
                                                   March 31, 2009(1)

--------------------- ---------- --------------- -------------------------------------- -------------- ---------------------
                           Position(s)   Term of         Principal Occupation(s)          Number of              Other
    Name, Address(2),       Held with    Office                During Past              Portfolios in        Directorships
         and Age              Fund    and Length of              5 Years                 Fund Complex           held by
                                          Time                                           Overseen by            Trustee
                                        Served(3)                                          Trustee
--------------------- ---------- --------------- -------------------------------------- -------------- ---------------------
Interested Trustees/Officers (continued):
--------------------- ---------- --------------- -------------------------------------- -------------- ---------------------
Christine Manna,      Secretary    Since 2007    Vice President and Secretary of             N/A               N/A
Age 39                                           RTAM, LLC. Ms. Manna is also
                                                 Secretary of seven other funds in
                                                 the Reich & Tang Complex. Ms. Manna
                                                 has been associated with RTAM, LLC
                                                 and its predecessors since June
                                                 1995. Ms. Manna is also a Vice
                                                 President and Assistant Secretary of
                                                 Reich & Tang Services, Inc. and
                                                 Reich & Tang Distributors, Inc.
--------------------- ---------- --------------- -------------------------------------- -------------- ---------------------
Robert Rickard,       Vice         Since 2007    Senior Vice President of RTAM LLC.          N/A               N/A
Age 40                President                  Associated with RTAM, LLC since
                                                 December 1991. Mr. Rickard is also
                                                 Vice President of seven other funds
                                                 in the Reich & Tang Fund Complex and
                                                 is also Senior Vice President of
                                                 Reich & Tang Distributors, Inc.
--------------------- ---------- --------------- -------------------------------------- -------------- ---------------------

(1) The Statement of Additional Information includes additional information about Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees /officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3) Each Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

DIF 3/09

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2009          FYE 3/31/2008

4(a)     Audit Fees                 $149,000               $195,251
4(b)     Audit Related Fees         $      0               $      0
4(c)     Tax Fees                   $ 17,400               $ 16,000
4(d)     All Other Fees             $      0               $      0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $17,400 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009. $16,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2008.

Tax fees for the fiscal year-end March 31, 2009, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end March 31, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Income Fund

 By (Signature and Title)*/s/ Joseph Jerkovich
                           Joseph Jerkovich, Treasurer and Assistant Secretary
Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: June 8, 2009

 By (Signature and Title)*/s/ Joseph Jerkovich
                           Joseph Jerkovich, Treasurer and Assistant Secretary
Date: June 8, 2009

* Print the name and title of each signing officer under his or her signature.